                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                JANUARY 28, 2006

                         DELAWARE GROUP FOUNDATION FUNDS
                    DELAWARE AGGRESSIVE ALLOCATION PORTFOLIO
                 (FORMERLY DELAWARE GROWTH ALLOCATION PORTFOLIO)
                     DELAWARE MODERATE ALLOCATION PORTFOLIO
                (FORMERLY DELAWARE BALANCED ALLOCATION PORTFOLIO)
                   DELAWARE CONSERVATIVE ALLOCATION PORTFOLIO
                 (FORMERLY DELAWARE INCOME ALLOCATION PORTFOLIO)

                               2005 MARKET STREET
                           PHILADELPHIA, PA 19103-7094

         FOR MORE INFORMATION ABOUT THE INSTITUTIONAL CLASS: 1-800 FSEC
                                    510-4015

             FOR PROSPECTUS, PERFORMANCE AND INFORMATION ON EXISTING
               ACCOUNTS OF CLASS A SHARES, CLASS B SHARES, CLASS C
                           SHARES, AND CLASS R SHARES:

                            NATIONWIDE 1-800 523-1918

        DEALER SERVICES: (BROKER/DEALERS ONLY) NATIONWIDE 1-800 362-7500

         Delaware Group Foundation Funds (the "Trust") is a professionally managed mutual fund of the series type which currently offers the three series of shares noted above. Each series is referred to individually as a "Portfolio" or collectively as the "Portfolios." Each Portfolio offers Class A Shares, Class B Shares, Class C Shares and Class R Shares (together referred to as the "Portfolio Classes"). Each Portfolio also offers an Institutional Class (the "Institutional Class"). All references to "shares" in this Part B refer to all Classes of shares of the Trust, except where noted.

         This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectuses for the Portfolios dated January [ ], 2006, as they may be amended from time to time. Part B should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. A Prospectus may be obtained by writing or calling your investment dealer or by contacting the Portfolio's national distributor, Delaware Distributors, L.P. (the "Distributor"), at the above address or by calling the above phone numbers. Each Portfolio's financial statements, the notes relating thereto, the financial highlights and the report of Independent Registered Public Accounting Firm are incorporated by reference from the Annual Reports into this Part B. The Annual Reports will accompany any request for Part B. The Annual Reports can be obtained, without charge, by calling 1-800 523-1918.

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
TABLE OF CONTENTS                                   PAGE                                                                  PAGE
------------------------------------------------ -------- ------------------------------------------------------------- -------
General Information                                       Redemption and Exchange
------------------------------------------------ -------- ------------------------------------------------------------- -------
Investment Objectives and Policies                        Dividends and Realized Securities Profits Distributions
------------------------------------------------ -------- ------------------------------------------------------------- -------
Accounting Issues                                         Taxes
------------------------------------------------ -------- ------------------------------------------------------------- -------
Disclosure of Portfolio Holdings Information              Investment Adviser and Other Service Providers
------------------------------------------------ -------- ------------------------------------------------------------- -------
Trading Practices and Brokerage                           Officers and Trustees
------------------------------------------------ -------- ------------------------------------------------------------- -------
Purchasing Shares                                         Financial Statements
------------------------------------------------ -------- ------------------------------------------------------------- -------
Investment Plans                                          Principal Holders
------------------------------------------------ -------- ------------------------------------------------------------- -------
Determining Offering Price and Net Asset Value
------------------------------------------------ -------- ------------------------------------------------------------- -------

GENERAL INFORMATION

         The Trust is an open-end management investment company, which was organized as a Delaware statutory trust on October 24, 1997. The Portfolios are non-diversified as defined by the 1940 Act.

          The Trust's investment advisor, Delaware Management Company, a series of Delaware Management Business Trust (the "Manager"), as well as DMH Corp., Delaware Investments U.S., Inc., Delaware General Management, Inc. Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware Distributors, Inc., Delaware Management Trust Company, Delaware Management Business Trust, Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Capital Management (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Retirement Financial Services, Inc. and LNC Administrative Services, Inc., are direct or indirect subsidiaries of Delaware Management Holdings, Inc. ("DMH"). DMH is an indirect, wholly owned subsidiary, and subject to the ultimate control, of Lincoln National Corporation. Lincoln National Corporation, with headquarters in Philadelphia, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. Delaware Investments is the marketing name for DMH and its subsidiaries.

         The Portfolios are part of the Delaware Investments family of funds (each a "Delaware Investments Fund" and collectively, the "Delaware Investments Funds"). The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of the Trust's advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause the Trust to delete the words "Delaware Group" from the Trust's name.

         Prior to September 1, 2005, the Delaware Moderate Allocation Portfolio, Delaware Aggressive Allocation Portfolio and Delaware Conservative Allocation Portfolio were known as the Delaware Balanced Allocation Portfolio, Delaware Growth Allocation Portfolio and Delaware Income Allocation Portfolio, respectively.

CAPITALIZATION

         Each Portfolio has authorized an unlimited number of shares of beneficial interest with no par value allocated to each Class. All shares are fully transferable and, when issued, are fully paid and non-assessable. All shares represent an undivided, proportionate interest in the assets of a Portfolio, and each has the same voting and other rights and preferences as the other classes of the Portfolio, except that shares of the Institutional Class may not vote on any matter that affects the Portfolio Classes' Distribution Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares, Class C Shares and Class R Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Portfolio under the Rule 12b-1 Plan relating to Class A Shares. General expenses of a Portfolio will be allocated on a pro-rata basis to the classes of that Portfolio according to asset size, except that expenses of the 12b-1 Plans of Class A Shares, Class B Shares, Class C Shares and Class R Shares will be allocated solely to those classes.

         Class R Shares of the Portfolio first were offered on June 1, 2003.

NON-CUMULATIVE VOTING

         The Trust's shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT RESTRICTIONS

         FUNDAMENTAL INVESTMENT RESTRICTIONS: The following restrictions are fundamental policies, which may not be amended without approval of a majority of the outstanding voting securities of the affected Portfolio, which is the lesser of: (i) more than 50% of the outstanding voting securities, or (ii) 67% of the voting securities of the affected Portfolio present at a shareholder meeting if 50% or more of the voting securities are present in person or represented by proxy. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

         Each Portfolio shall not:

         1. Make investments that will result in the concentration (as that term may be defined in the Investment Company Act of 1940 ("1940 Act"), any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Portfolio from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit. A Portfolio may, from time to time, make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers within various industries or industry groupings.

         2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

         3. Underwrite the securities of other issuers, except that the Portfolio may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933 (the "1933 Act").

         4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Portfolio from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         6. Make loans, provided that this restriction does not prevent a Portfolio from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS: In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, a Portfolio, except as noted, will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

         A Portfolio will not:

         1. Invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the investment.

         2. Invest more than 25% of its total assets in any one industry (including investments in Delaware Investments Funds that concentrate in that industry) provided that there is no limitation with respect to investments in obligations issued or guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. For purposes of this restriction, investments in the Delaware Investments Funds will not be deemed to be investments in the "investment company" industry.

         3. Make loans other than by the purchase of all or a portion of a publicly or privately distributed issue of bonds, debentures or other debt securities of the types commonly offered publicly or privately and purchased by financial institutions (including repurchase agreements and loan participations), whether or not the purchase was made upon the original issuance of the securities, and except that each Portfolio may loan its assets (other than shares of the Delaware Investments Funds) to qualified broker/dealers or institutional investors.

         4. Engage in underwriting of securities of other issuers, except that portfolio securities, including securities purchased in private placements, may be acquired under circumstances where, if sold, the Portfolio might be deemed to be an underwriter under the 1933 Act. No limit is placed on the proportion of the Portfolio's assets which may be invested in such securities.

         5. Borrow money or issue senior securities, except to the extent permitted by the 1940 Act or any rule or order thereunder or interpretation thereof. Subject to the foregoing, each Portfolio may engage in short sales, purchase securities on margin, and write put and call options.

         6. Purchase or sell physical commodities or physical commodity contracts, including physical commodity option or futures contracts in a contract market or other futures market.

         7. Purchase or sell real estate; provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

         8. Invest for the purpose of acquiring control of any company. This policy will not prohibit acquisition of a controlling interest in a Delaware Investments Fund.

9. Invest in securities of other investment companies, except in accordance with the provisions of the 1940 Act in effect at the time of the investment or any rules, regulations, SEC orders or staff positions thereunder.

         10. Invest in interests in oil, gas and other mineral leases or other mineral exploration or development programs.

         11. Purchase securities on margin except short-term credits that may be necessary for the clearance of purchases and sales of securities. This restriction does not apply to the purchase of futures or options contracts.

OTHER INVESTMENTS

         The Portfolios will invest primarily in other Delaware Investments Funds. Pursuant to an Order received from the SEC on April 6, 1998, the Portfolios may, to the extent consistent with their respective investment objectives, invest directly in the same securities and employ the same investment strategies as any of the underlying Delaware Investments Funds, to the extent consistent with each Portfolio's investment objective stated in the Prospectuses.

         The Delaware Investments Funds include funds investing in U.S. and foreign stocks, bonds and money market instruments. The list of Delaware Investments Funds set forth in the Prospectuses may change from time to time, and Delaware Investments Funds may be added or deleted upon the recommendation of the Portfolios' Manager, without shareholder approval.

         The following investment policies relate to the Delaware Investments Funds, consistent with each fund's investment objective as described in the Prospectuses. In addition, each Portfolio may engage in these investment instruments and strategies directly pursuant to the Order that the Trust received from the SEC.

U.S. GOVERNMENT SECURITIES

         Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities ("Government Securities") in which the Delaware Investments Funds may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Direct obligations of the U. S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Because the U.S. government is not obligated by law to provide support to an instrumentality that it sponsors, each Delaware Investments Fund invests in obligations issued by an instrumentality of the U.S. government only if its investment manager determines that the instrumentality's credit risk does not make its securities unsuitable for investment by a Delaware Investments Fund.

MONEY MARKET INSTRUMENTS

         Money market instruments in which the Delaware Investments Funds may invest include U.S. government securities, certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions, high grade commercial paper and repurchase agreements with respect to the foregoing types of instruments.

         Certain types of money market instruments are described below.

         U.S. Government Securities--Securities issued or guaranteed by the U.S. government, including Treasury Bills, Notes and Bonds.

         U.S. Government Agency Securities--Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government whether supported by the full faith and credit of the U.S. Treasury or the credit of a particular agency or instrumentality.

         Bank Obligations--Certificates of deposit, bankers' acceptances and other short-term obligations of U.S. commercial banks and their overseas branches and foreign banks of comparable quality, provided each such bank combined with its branches has total assets of at least one billion dollars. Any obligations of foreign banks shall be denominated in U.S. dollars. Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. In particular, a foreign country could impose exchange controls which might delay the release of proceeds from that country. Such deposits are not covered by the Federal Deposit Insurance Corporation. Because of conflicting laws and regulations, an issuing bank could maintain liability for an investment solely in its overseas branch, which could expose the Delaware Investments Fund to a greater risk of loss. The Delaware Investments Funds will only buy short-term instruments in nations where these risks are minimal. The Delaware Investments Funds will consider these factors along with other appropriate factors in making an investment decision to acquire such obligations and will only acquire those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Delaware Investments Funds.

         Commercial Paper--The Delaware Investments Funds may invest in short-term promissory notes issued by corporations which at the time of purchase are rated P-1 and/or A-1. Commercial paper ratings P-1 by Moody's Investors Service, Inc. ("Moody's") and A-1 by Standard & Poor's ("S&P") are the highest investment grade category.

         Corporate Debt--The Delaware Investments Funds may invest in corporate notes and bonds rated A or above. According to Moody's description of these bond ratings, bonds rated AAA are judged to be the best quality and carry the smallest degree of investment risk; those rated AA are judged to be of high quality by all standards; and those rated A possess favorable attributes and are considered "upper medium" grade obligations.

RULE 144A SECURITIES

         The Delaware Investments Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the 1933 Act. Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.

         Investing in Rule 144A Securities could have the effect of increasing the level of a Delaware Investments Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a Rule 144A Security, however, the Board of Directors/Trustees of a Delaware Investments Fund and its investment manager will continue to monitor the liquidity of that security to ensure that a Delaware Investments Fund's holdings of illiquid securities does not exceed its limit on investments in such securities.

REPURCHASE AGREEMENTS

         A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Delaware Investments Funds, if any, would be the difference between the repurchase price and the market value of the security. A Delaware Investments Fund will limit its investments in repurchase agreements to those which the respective investment manager, under the guidelines of the Board of Directors/Trustees of such Delaware Investments Fund, determines to present minimal credit risks and which are of high quality. In addition, each Delaware Investments Fund must have collateral of 102% of the repurchase price, including the portion representing a Delaware Investments Fund's yield under such agreements which is monitored on a daily basis. While the Delaware Investments Funds are permitted to do so, they normally do not invest in repurchase agreements, except to invest cash balances.

         The Delaware Investments Funds have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the Delaware Investments Funds jointly to invest cash balances. The Delaware Investments Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

REVERSE REPURCHASE AGREEMENTS

         Certain Delaware Investments Funds are authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a Delaware Investments Fund and its agreement to repurchase the security at a specified time and price. A Delaware Investments Fund will maintain in a segregated account with the Custodian cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers (but no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowings by a Delaware Investments Fund; accordingly, a Delaware Investments Fund will limit its investments in reverse repurchase agreements, together with any other borrowings, to no more than one-third of its total assets. The use of reverse repurchase agreements by a Delaware Investments Fund creates leverage which increases the Delaware Investments Fund's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, a Delaware Investments Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

PORTFOLIO LOAN TRANSACTIONS

         It is the understanding of the respective investment manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to a Delaware Investments Fund involved from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Delaware Investments Fund involved; 3) the Delaware Investments Fund must be able to terminate the loan after notice, at any time; 4) the Delaware Investments Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Delaware Investments Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the Board of Directors/Trustees of the Delaware Investments Funds know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the Portfolio to vote the proxy.

         The major risk to which a Delaware Investments Fund would be exposed on a portfolio loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, a Delaware Investments Fund will only enter into loan arrangements after a review of all pertinent facts by the respective investment manager, under the supervision of the Board of Directors/Trustees, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the respective investment manager.

HIGH-YIELD SECURITIES

         Certain Delaware Investments Funds may invest in, high risk, high yield securities, commonly known as "junk bonds." These securities entail the following risks:

         Volatility of the High-Yield Market. Although the market for high-yield bonds has been in existence for many years, including periods of economic downturns, the high-yield market grew rapidly during the long economic expansion which took place in the United States during the 1980s. During that economic expansion, the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings increased dramatically. As a result, the high-yield market grew substantially during that economic expansion. Although experts disagree on the impact recessionary periods have had and will have on the high-yield market, some analysts believe a protracted economic downturn would severely disrupt the market for high-yield bonds, would adversely affect the value of outstanding bonds and would adversely affect the ability of high-yield issuers to repay principal and interest. Those analysts cite volatility experienced in the high-yield market in the past as evidence for their position. It is likely that protracted periods of economic uncertainty would result in increased volatility in the market prices of high-yield bonds, an increase in the number of high-yield bond defaults and corresponding volatility in a Delaware Investments Fund's net asset value. At times in the past, uncertainty and volatility in the high-yield market resulted in volatility in certain Delaware Investments Funds' net asset value.

         Redemptions. If, as a result of volatility in the high-yield market or other factors, a Delaware Investments Fund experiences substantial net redemptions of its shares for a sustained period of time (i.e., more shares are redeemed than are purchased), it may be required to sell securities without regard to the investment merits of the securities to be sold. If such underlying fund sells a substantial number of securities to generate proceeds for redemptions, its asset base will decrease and its expense ratio may increase.

         Liquidity and Valuation. The secondary market for high-yield securities is currently dominated by institutional investors, including mutual funds and certain financial institutions. There is generally no established retail secondary market for high-yield securities. As a result, the secondary market for high-yield securities is more limited and less liquid than other secondary securities markets. The high-yield secondary market is particularly susceptible to liquidity problems when the institutions which dominate it temporarily cease buying bonds for regulatory, financial or other reasons, such as the savings and loan crisis. A less liquid secondary market may have an adverse affect on an underlying fund's ability to dispose of particular issues, when necessary, to meet it's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In addition, a less liquid secondary market makes it more difficult for the Portfolio to obtain precise valuations of the high-yield securities in its portfolio. During periods involving such liquidity problems, judgment plays a greater role in valuing high-yield securities than is normally the case. The secondary market for high-yield securities is also generally considered to be more likely to be disrupted by adverse publicity and investor perceptions than the more established secondary securities markets. Such underlying fund's privately placed high-yield securities are particularly susceptible to the liquidity and valuation risks outlined above.

         Legislative and Regulatory Action and Proposals. There are a variety of legislative actions which have been taken or which are considered from time to time by the U.S. Congress that could adversely affect the market for high-yield bonds. For example, Congressional legislation limited the deductibility of interest paid on certain high-yield bonds used to finance corporate acquisitions. Also, Congressional legislation has, with some exceptions, generally prohibited federally-insured savings and loan institutions from investing in high-yield securities. Regulatory actions have also affected the high-yield market. For example, many insurance companies have restricted or eliminated their purchases of high-yield bonds as a result of, among other factors, actions taken by the National Association of Insurance Commissioners. If similar legislative and regulatory actions are taken in the future, they could result in further tightening of the secondary market for high-yield issues, could reduce the number of new high-yield securities being issued and could make it more difficult for a Portfolio to attain its investment objective.

         Zero-Coupon Bonds and Pay-in-Kind Bonds. Certain Delaware Investments Funds may invest in zero-coupon bonds or pay-in-kind ("PIK) bonds. Zero-coupon bonds and PIK bonds are generally considered to be more interest-sensitive than income-bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax consequences which could, under certain circumstances, be adverse to a Delaware Investments Fund. Investments in zero-coupon or PIK bonds would require a Delaware Investments Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make these distributions, a Delaware Investments Fund may be required to sell securities in its portfolio that it otherwise might have continued to hold or borrow. These rules could affect the amount, timing and tax character of income distributed to you by the Portfolio.

INVESTMENT COMPANY SECURITIES

         Any investments that certain Delaware Investments Funds make in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, a Delaware Investments Fund may not (1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Delaware Investments Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Delaware Investments Fund's total assets in shares of other investment companies. If a Delaware Investments Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to and Delaware Investments Fund's investments in unregistered investment companies. The Delaware Investments Funds may not acquire securities of registered open-end investment companies or registered unit investment trusts in reliance on sections 12(d)(1)(F) or (G) of the 1940 Act.

SMALL TO MEDIUM-SIZED COMPANIES

         Certain Delaware Investments Funds invest their assets in equity securities of small to medium-sized companies. These stocks have historically been more volatile in price than larger capitalization stocks, such as those included in the S&P 500. This is because, among other things, smaller companies have a lower degree of liquidity and tend to have a greater sensitivity to changing economic conditions. These companies may have narrow product lines, markets or financial resources, or may depend on a limited management group. The companies' securities may trade less frequently and have a smaller trading volume. The securities may be traded only in the over-the-counter markets or on a regional securities exchange. In addition to exhibiting greater volatility, smaller capitalization securities may, to some degree, fluctuate independently of the stocks of larger capitalization companies. For example, the stocks of smaller capitalization companies may decline in price as the price of larger company stocks rise, or vice versa.

UNSEASONED COMPANIES

         Certain Delaware Investments Funds may invest in relatively new or unseasoned companies which are in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. The companies in which a Delaware Investments Fund may invest may have relatively small revenues, limited product lines, and may have a small share of the market for their products or services. Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing or favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be volatile and are therefore speculative.

MORTGAGE-BACKED SECURITIES

         In addition to mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, certain Delaware Investments Funds may also invest its assets in securities issued by certain private, non-government corporations, such as financial institutions, if the securities are fully collateralized at the time of issuance by securities or certificates issued or guaranteed by the U.S. government, its agencies or instrumentalities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).

         CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Prepayment may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).

         Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "interest-only" class), while the other class will receive all of the principal (the "principal-only" class). The yield to maturity on an interest-only class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Delaware Investments Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Delaware Investments Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

         Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed and, accordingly, these securities are generally illiquid and to such extent, together with any other illiquid investments, a Delaware Investment Fund will not exceed its limit in such securities.

         REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and certain REMICs also may be stripped.

         CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Certain Delaware Investments Funds will invest in such private-backed securities only if they are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

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MORTGAGE DOLLAR ROLLS

         Certain Delaware Investments Funds may enter into mortgage "dollar rolls" in which the Delaware Investments Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Dollar roll transactions consist of the sale by a Portfolio of mortgage-backed securities, together with a commitment to purchase similar, but not necessarily identical, securities at a future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with a Delaware Investments Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Delaware Investments Fund to buy a security. If the broker/dealer to whom a Delaware Investments Fund sells the security becomes insolvent, such Delaware Investments Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that a Delaware Investments Fund is required to repurchase may be worth less than the security that the Delaware Investments Fund originally held, and the return earned by the Delaware Investments Fund with the proceeds of a dollar roll may not exceed transaction costs. The Delaware Investments Fund will place U.S. government or other liquid, high quality assets in a segregated account in an amount sufficient to cover its repurchase obligation.

ASSET-BACKED SECURITIES

         Certain Delaware Investments Funds may invest a portion of its assets in asset-backed securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or, in the case of certain Delaware Investments Funds, the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Delaware Investments Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

         Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit information and respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

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CONVERTIBLE SECURITIES

         Certain Delaware Investments Funds may invest in convertible securities, including corporate debentures, bonds, notes and preferred stocks that may be converted into or exchanged for common stock. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, a Delaware Investments Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by a Delaware Investments Fund upon conversion of a convertible security will generally be held for so long as the respective manager anticipates such stock will provide a Delaware Investments Fund with opportunities which are consistent with a Delaware Investments Fund's investment objectives and policies.

         A Delaware Investments Fund may invest not more than 5% of its assets in convertible debentures that are rated below investment grade or are unrated but are determined by its investment manager to be of comparable quality. Investing in convertible debentures that are rated below investment grade or unrated but of comparable quality entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investing in investment grade convertible debentures. Under rating agency guidelines, lower rated securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions.

         A Delaware Investments Fund may have difficulty disposing of such lower rated convertible debentures because the trading market for such securities may be thinner than the market for higher rated convertible debentures. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary trading market for higher rated securities. The lack of a liquid secondary market as well as adverse publicity with respect to these securities, may have an adverse impact on market price and a Delaware Investments Fund's ability to dispose of particular issues in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Delaware Investments Fund to obtain accurate market quotations for purposes of pricing such Delaware Investments Fund's portfolio and calculating its net asset value. The market behavior of convertible securities in lower rating categories is often more volatile than that of higher quality securities. Lower quality convertible securities are judged by Moody's and S&P to have speculative elements or characteristics; their future cannot be considered as well assured and earnings and asset protection may be moderate or poor in comparison to investment grade securities.

         In addition, such lower quality securities face major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to inadequate capacity to meet timely payments. The market values of securities rated below investment grade tend to be more sensitive to company specific developments and changes in economic conditions than higher rated securities. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing.

         Certain Delaware Investments Funds may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

         Certain Delaware Investments Funds may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS generally have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

         Certain Delaware Investments Funds may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. A Delaware Investments Fund will designate cash or securities in amounts sufficient to cover its obligations and will value the designated assets daily. The payment obligation and the interest rates that will be received are each fixed at the time a Delaware Investments Fund enters into the commitment and no interest accrues to such Delaware Investments Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

COMBINED TRANSACTIONS

         Certain Delaware Investments Funds may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component transactions"), instead of a single transaction, as part of a single or combined strategy when, in the opinion of the investment manager, it is in the best interests of a Delaware Investments Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the investment manager's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

SWAPS, CAPS, FLOORS AND COLLARS

         Certain Delaware Investments Funds may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Delaware Investments Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a Delaware Investments Fund anticipates purchasing at a later date. The Delaware Investments Funds intend to use these transactions as hedges and not speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream a Delaware Investments Fund may be obligated to pay. Interest rate swaps involve the exchange by a Delaware Investments Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a nominal amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         A Delaware Investments Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with such Delaware Investments Fund receiving or paying, as the case may be, only the net amount of the two payments. In as much as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the investment managers and the Delaware Investments Funds believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A Delaware Investments Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or is determined to be of equivalent credit quality by the investment manager. If there is a default by the counterparty, a Delaware Investments Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agent utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

EURODOLLAR INSTRUMENTS

         Certain Delaware Investments Funds may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Delaware Investments Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

"ROLL" TRANSACTIONS

         Certain Delaware Investments Funds may engage in "roll" transactions. A "roll" transaction is the sale of securities together with a commitment (for which a Delaware Investments Fund may receive a fee) to purchase similar, but not identical, securities at a future date. Under the 1940 Act, these transactions may be considered borrowings by a Delaware Investments Fund; accordingly, a Delaware Investments Fund will limit its use of these transactions, together with any other borrowings, to no more than one-third of its total assets. A Delaware Investments Fund will segregate liquid assets such as cash, U.S. government securities or other high grade debt obligations in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent an underlying fund's aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), a Delaware Investments Fund temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should the market value of a Delaware Investments Fund's portfolio securities decline while such Delaware Investments Fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As a Delaware Investments Fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases.

VARIABLE AND FLOATING RATE NOTES

         Variable rate master demand notes, in which certain Delaware Investments Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. A Delaware Investments Fund will not invest over 5% of its assets in variable rate master demand notes. Because master demand notes are direct lending arrangements between a Delaware Investments Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Delaware Investments Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial and other business concerns) must satisfy the same criteria as set forth above for commercial paper. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

         A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Delaware Investments Fund will be determined by such Delaware Investments Fund's investment manager under guidelines established by the Board of Directors/Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under a Delaware Investments Fund's investment policies. In making such determinations, the investment manager will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Delaware Investments Fund, such Delaware Investments Fund may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for a Delaware Investments Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and the Delaware Investments Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

         Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceed 10% of a Delaware Investments Fund's total assets only if such notes are subject to a demand feature that will permit such Delaware Investments Fund to demand payment of the principal within seven days after demand by a Delaware Investments Fund. If not rated, such instruments must be found by a Delaware Investments Fund's investment manager under guidelines established by the Board of Directors/Trustees, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments. For a description of the rating symbols of S&P and Moody's used in this paragraph, see the Prospectuses. A Delaware Investments Fund may also invest in Canadian Commercial Paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar-denominated commercial paper of a foreign issuer.

MUNICIPAL SECURITIES

         Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, water and sewer works and other utilities. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain debt obligations known as "private activity bonds" may be issued by or on behalf of municipalities and public authorities to obtain funds to provide certain water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating or cooling facilities, qualified hazardous waste facilities, high-speed intercity rail facilities, government-owned airports, docks and wharves and mass commuting facilities, certain qualified mortgages, student loan and redevelopment bonds and bonds used for certain organizations exempt from federal income taxation. Certain debt obligations known as "industrial development bonds" under prior federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide certain privately-operated housing facilities, sports facilities, industrial parks, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, sewage or solid waste disposal facilities and certain facilities for water supply. Other private activity bonds and industrial development bonds issued to finance the construction, improvement, equipment or repair of privately-operated industrial, distribution, research or commercial facilities may also be Municipal Securities, but the size of such issues is limited under current and prior federal tax law.

         Information about the financial condition of issuers of Municipal Securities may be less available than about corporations with a class of securities registered under the Securities Exchange Act of 1934 (the "1934 Act").

FOREIGN SECURITIES

         A Portfolio may be subject to foreign withholding taxes on income from certain foreign securities. This in turn, could reduce a Portfolio's distributions paid to shareholders.

         Investors should recognize that investing in foreign issuers involves certain considerations, including those set forth in the Prospectuses, which are not typically associated with investing in United States issuers. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since a Delaware Investments Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, a Delaware Investments Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of certain Delaware Investments Funds permit it to enter into forward foreign currency exchange contracts in order to hedge those Delaware Investments Funds' holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

         A Delaware Investments Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Delaware Investments Fund's distributions paid to shareholders. Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules generally include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury Regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instruments other than any "regulated futures contract" or "non-equity option" marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and non-equity options are generally not subject to the special currency rules, if they are or would be treated as sold for their fair market value at year-end under the marking to market rules applicable to other futures contracts, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. Certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, (the "Code") and the Treasury Regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. The income tax effects of integrating and treating a transaction as a single transaction are generally to create a synthetic debt instrument that is subject to the original discount provisions. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts a Delaware Investments Fund may make or enter into will be subject to the special currency rules described above.

FOREIGN CURRENCY TRANSACTIONS

         Certain Delaware Investments Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations.

         Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A Delaware Investments Fund will account for forward contracts by marking to market each day at daily exchange rates.

         When a Delaware Investments Fund enters into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of a Portfolio's assets denominated in such foreign currency, a Delaware Investments Fund's Custodian Bank or subcustodian will place cash or liquid high grade debt securities in a separate account of such Delaware Investments Fund in an amount not less than the value of such Delaware Investments Fund's total assets committed to the consummation of such forward contracts. If the additional cash or securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of a Delaware Investments Fund's commitments with respect to such contracts.

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DEPOSITARY RECEIPTS

         Certain Delaware Investments Funds may make foreign investments through the purchase and sale of sponsored or unsponsored American Depositary Receipts ("ADRs") and European and Global Depositary Receipts ("Depositary Receipts"). ADRs are receipts typically issued by a U.S. bank or trust company, while Depositary Receipts are issued by a foreign bank or trust company. ADRs and Depositary Receipts evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" ADRs and Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" ADRs and Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs and Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR or Depositary Receipt.

OPTIONS

         Certain Delaware Investments Funds may write call options on a covered basis only, purchase call options, write secured put options and purchase put options, and will not engage in option writing strategies for speculative purposes.

         Certain Delaware Investments Funds may invest in options that are either listed on U.S. or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Delaware Investments Fund's ability to effectively hedge its securities.

         COVERED CALL WRITING -- Certain Delaware Investments Funds may write covered call options from time to time on such portion of its portfolio, without limit, as the investment manager determines is appropriate in seeking to obtain a Delaware Investments Fund's investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case a Delaware Investments Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to a Delaware Investments Fund of writing covered call options is that the Delaware Investments Fund receives additional income, in the form of a premium, which may offset any capital loss or decline in market value of the security. However, if the security rises in value, a Delaware Investments Fund may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         With respect to both options on actual portfolio securities owned by a Delaware Investments Fund and options on stock indices, a Delaware Investments Fund may enter into closing purchase transactions. A closing purchase transaction is one in which a Delaware Investments Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Delaware Investments Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Delaware Investments Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, a Delaware Investments Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Delaware Investments Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

         The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

         A Delaware Investments Fund will write call options only on a covered basis, which means that the Delaware Investments Fund will own the underlying security subject to the call option at all times during the option period. Unless a closing purchase transaction is effected, a Delaware Investments Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by a Delaware Investments Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

         PURCHASING CALL OPTIONS -- Certain Delaware Investments Funds may purchase call options to the extent that premiums paid by a Delaware Investments Fund do not aggregate more than 2% of that Delaware Investments Fund's total assets. When a Delaware Investments Fund purchases a call option, in return for a premium paid by a Delaware Investments Fund to the writer of the option, such Delaware Investments Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Delaware Investments Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

         A Delaware Investments Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. A Delaware Investments Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; a Delaware Investments Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although a Delaware Investments Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an Exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an Exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Delaware Investments Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Delaware Investments Fund may expire without any value to the Delaware Investments Fund.

         WRITING PUT OPTIONS -- A Delaware Investments Fund may also write put options on a secured basis which means that such Delaware Investments Fund will maintain in a segregated account with its custodian, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by a Delaware Investments Fund. Secured put options will generally be written in circumstances where the investment manager wishes to purchase the underlying security for a Delaware Investments Fund's portfolio at a price lower than the current market price of the security. In such event, the Delaware Investments Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

         Following the writing of a put option, a Delaware Investments Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. A Delaware Investments Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

         PURCHASING PUT OPTIONS -- Certain Delaware Investments Funds may invest in put options. A Delaware Investments Fund will, at all times during which it holds a put option, own the security covered by such option.

         Certain Delaware Investments Funds may purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow a Delaware Investments Fund to protect an unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, a Delaware Investments Fund will lose the value of the premium paid. A Delaware Investments Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         A Delaware Investments Fund may sell a put option purchased on individual portfolio securities or stock indices. Additionally, a Delaware Investments Fund may enter into closing sale transactions. A closing sale transaction is one in which a Delaware Investments Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

         OVER-THE-COUNTER OPTIONS AND ILLIQUID SECURITIES -- Certain Delaware Investments Funds may deal in over-the-counter ("OTC") options. The Delaware Investments Funds understand the position of the staff of the SEC to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. Certain Delaware Investments Funds and their investment managers disagree with this position and have found the dealers with which they engage in OTC options transactions generally agreeable to and capable of entering into closing transactions. The Delaware Investments Funds have adopted procedures for engaging in OTC options for the purpose of reducing any potential adverse impact of such transactions upon the liquidity of the portfolio.

         As part of these procedures certain Delaware Investments Funds will engage in OTC options transactions only with primary dealers that have been specifically approved by the Board of Directors/Trustees, and the investment managers believe that the approved dealers should be agreeable and able to enter into closing transactions if necessary and, therefore, present minimal credit risks to a Delaware Investments Fund. A Delaware Investments Fund anticipates entering into written agreements with those dealers to whom such Delaware Investments Fund may sell OTC options, pursuant to which such Delaware Investments Fund would have the absolute right to repurchase the OTC options from such dealers at any time at a price determined pursuant to a formula set forth in certain no action letters published by the SEC staff. A Delaware Investments Fund will not engage in OTC options transactions if the amount invested by the Delaware Investments Fund in OTC options plus, with respect to OTC options written by the Delaware Investments Fund, the amounts required to be treated as illiquid pursuant to the terms of such letters (and the value of the assets used as cover with respect to OTC option sales which are not within the scope of such letters), plus the amount invested by the Delaware Investments Fund in illiquid securities, would exceed 15% of the Delaware Investments Fund's total assets. OTC options on securities other than U.S. government securities may not be within the scope of such letters and, accordingly, the amount invested by a Delaware Investments Fund in OTC options on such other securities and the value of the assets used as cover with respect to OTC option sales regarding such non-U.S. government securities will be treated as illiquid and subject to the limitation on a Delaware Investments Fund's net assets that may be invested in illiquid securities.

         OPTIONS ON FOREIGN CURRENCIES -- Certain Delaware Investments Funds may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Delaware Investments Fund may purchase put options on the foreign currency. If the value of the currency does decline, a Delaware Investments Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

         Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Delaware Investments Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movement in exchange rates. As in the case of other types of options, however, the benefit to a Delaware Investments Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Delaware Investments Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

         A Delaware Investments Fund may write options on foreign currencies for the same types of hedging purposes. For example, where a Delaware Investments Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

         Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Delaware Investments Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Delaware Investments Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and a Delaware Investments Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Delaware Investments Fund also may be required to forego all or a portion of the benefit which might otherwise have been obtained from favorable movements in exchange rates.

         Certain Delaware Investments Funds intend to write covered call options on foreign currencies. A call option written on a foreign currency by a Delaware Investments Fund is "covered" if the Delaware Investments Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian
Bank) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if a Delaware Investments Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written if the difference is maintained by a Delaware Investments Fund in cash, U.S. government securities or other high-grade liquid debt securities in a segregated account with its Custodian Bank.

         With respect to writing put options, at the time the put is written, a Delaware Investments Fund will establish a segregated account with its Custodian Bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal in value to the amount the Delaware Investments Fund will be required to pay upon exercise of the put. The account will be maintained until the put is exercised, has expired, or a Delaware Investments Fund has purchased a closing put of the same series as the one previously written.

         In order to comply with the securities laws of one state, a Delaware Investments Fund will not write put or call options if the aggregate value of the securities underlying the calls or obligations underlying the puts determined as of the date the options are sold exceed 25% of the Delaware Investments Fund's net assets. Should state laws change or a Delaware Investments Fund receives a waiver of their application for, the Delaware Investments Funds reserve the right to increase this percentage.

         OPTIONS ON STOCK INDICES -- A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

         Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to a Delaware Investments Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

         As with stock options, a Delaware Investments Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange or it may let the option expire unexercised.

         A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the S&P 500 Index or the NYSE Composite Index(R), or a narrower market index such as the S&P 100 Index. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following Exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange.

         The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in a Delaware Investments Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Delaware Investments Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Since a Delaware Investments Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Delaware Investments Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument. Accordingly, successful use of options on stock indices will be subject to the investment manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

         Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on a Delaware Investments Fund's ability to effectively hedge its securities. A Delaware Investments Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

         The Delaware Investments Funds will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.

FUTURES

         Certain Delaware Investments Funds may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When a Delaware Investments Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Delaware Investments Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at a Delaware Investments Fund's Custodian Bank. Thereafter, a "variation margin" may be paid by a Delaware Investments Fund to, or drawn by the Delaware Investments Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

         In addition, when a Delaware Investments Fund engages in futures transactions, to the extent required by the SEC, it will maintain with its Custodian Bank, assets in a segregated account to cover its obligations with respect to such contracts, which assets will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the margin payments made by the Delaware Investments Fund with respect to such futures contracts.

         Certain Delaware Investments Funds may enter into such futures contracts to protect against the adverse affects of fluctuations in interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, a Delaware Investments Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by a Delaware Investments Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to a Delaware Investments Fund would increase at approximately the same rate, thereby keeping the net asset value of such Delaware Investments Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Delaware Investments Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and such Delaware Investments Fund could then buy debt securities on the cash market.

         With respect to options on futures contracts, when a Delaware Investments Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Delaware Investments Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Delaware Investments Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in such Delaware Investments Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, a Delaware Investments Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which such Delaware Investments Fund intends to purchase.

         If a put or call option a Delaware Investments Fund has written is exercised, such Delaware Investments Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Delaware Investments Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, a Delaware Investments Fund will purchase a put option on a futures contract to hedge such Delaware Investments Fund's portfolio against the risk of rising interest rates.

         To the extent that interest rates move in an unexpected direction, a Delaware Investments Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Delaware Investments Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Delaware Investments Fund will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Delaware Investments Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Delaware Investments Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Further, with respect to options on futures contracts, a Delaware Investments Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

         Certain Delaware Investments Funds may enter into futures contracts on stocks and stock indices, purchase and sell options on such futures, and enter into closing transactions with respect to those activities. A futures contract may be purchased and sold only on an exchange, known as a "contract market," designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction.

         When a Delaware Investments Fund enters into a futures transaction, it must deliver to the futures commission merchant selected an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at a Delaware Investments Fund's custodian bank. Thereafter, a "variation margin" may be paid by a Delaware Investments Fund to, or drawn by the Delaware Investments Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

         Although futures contracts by their terms generally call for the actual delivery or acquisition of underlying securities or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take such delivery. The contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take, as the case may be, delivery of the securities or cash value of the index underlying the contractual obligations. At the time such transaction is effected, a final determination of variation margin is made and any loss experienced by a Delaware Investments Fund must be paid to the contract market clearing house while any profit due to the Delaware Investments Fund must be delivered to it.

         Positions taken in futures markets are not normally held to maturity, but instead liquidated through offsetting transactions which may result in a profit or a loss. While a Delaware Investments Fund's futures contracts on securities will usually be liquidated in this manner, the Delaware Investments Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to do so. The clearing house associated with the market on which futures on the securities are traded guarantees that, if still open, the sale or purchase will be performed on settlement date.

         A Delaware Investments Fund may enter into such futures contracts to protect against the adverse affects of fluctuations in security prices or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a Delaware Investments Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities in the portfolio owned by a Delaware Investments Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to a Delaware Investments Fund would increase at approximately the same rate, thereby keeping the net asset value of the Delaware Investments Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Delaware Investments Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and a Delaware Investments Fund could then buy debt securities on the cash market.

         With respect to options on futures contracts, when a Delaware Investments Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Delaware Investments Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in such Delaware Investments Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, a Delaware Investments Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which such Delaware Investments Fund intends to purchase.

         Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

         If a put or call option which a Delaware Investments Fund has written is exercised, such Delaware Investments Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Delaware Investments Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, a Delaware Investments Fund will purchase a put option on a futures contract to hedge such Delaware Investments Fund's portfolio against the risk of rising interest rates.

         To the extent that interest rates move in an unexpected direction, a Delaware Investments Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Delaware Investments Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, such Delaware Investments Fund will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if a Delaware Investments Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Delaware Investments Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Further, with respect to options on futures contracts, a Delaware Investments Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

SHORT SALES AGAINST THE BOX

         Certain Delaware Investments Funds may make short sales "against the box." Whereas a short sale is the sale of a security a Delaware Investments Fund does not own, a short sale is against the box if at all times during which the short position is open, such Delaware Investments Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Short sales against the box are typically used by sophisticated investors to defer recognition of capital gains or losses.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

         The Delaware Investments Funds' dealings in forward contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Delaware Investments Fund generally arising in connection with the purchase or sale of its portfolio securities and accruals of interest or dividends receivable and fund expenses. Position hedging is the sale of a foreign currency with respect to portfolio security positions denominated or quoted in that currency. A Delaware Investments Fund may not position hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of a forward contract) of securities held in its portfolio denominated or quoted in, or currently convertible into, such currency.

         When a Delaware Investments Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Delaware Investments Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, such Delaware Investments Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment as the case may be. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, a Delaware Investments Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

         Additionally, when the investment advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a Delaware Investments Fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the securities of the Delaware Investments Fund denominated in such foreign currency.

         Certain Delaware Investments Funds may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by these Portfolios.

         In connection with purchases and sales of securities denominated in foreign currencies, a Delaware Investments Fund may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The investment manager expects to enter into settlement hedges in the normal course of managing the Delaware Investments Funds' foreign investments. The Delaware Investments Funds could also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the investment manager.

         Certain Delaware Investments Funds may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Delaware Investments Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge (sometimes referred to as a "position hedge") would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Delaware Investments Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling -- for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally will not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

         Under certain conditions, SEC guidelines require mutual funds to set aside cash and appropriate liquid assets in a segregated custodian account to cover currency forward contracts. As required by SEC guidelines, certain Delaware Investments Funds will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Delaware Investments Funds will not segregate assets to cover forward contracts, including settlement hedges, position hedges and proxy hedges. Successful use of forward currency contracts will depend on the investment manager's skill in analyzing and predicting currency values. Forward contracts may substantially change a Delaware Investments Fund's investment exposure to changes in currency exchange rates, and could result in losses to a Delaware Investments Fund if currencies do not perform as the investment manager anticipates. For example, if a currency's value rose at a time when the investment manager had hedged a Delaware Investments Fund by selling that currency in exchange for dollars, the Delaware Investments Fund would be unable to participate in the currency's appreciation. If the investment manager hedges currency exposure through proxy hedges, a Delaware Investments Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the investment manager increases a Delaware Investments Fund's exposure to a foreign currency, and that currency's value declines, a Delaware Investments Fund will realize a loss. There is no assurance that the investment manager's use of forward currency contracts will be advantageous to the Delaware Investments Funds or that it will hedge at an appropriate time.

FOREIGN CURRENCY CONVERSION

         Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Delaware Investments Fund at one rate, while offering a lesser rate of exchange should such Delaware Investments Fund desire to resell that currency to the dealer.

CONCENTRATION

         In applying a Portfolio's fundamental policy concerning concentration that is described above under "Investment Restrictions," it is a matter of non-fundamental policy that: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) asset-backed securities will be classified according to the underlying assets securing such securities; and (iv) investments in the Delaware Investments Funds will not be deemed to be investments in the "investment company" industry.

TEMPORARY DEFENSIVE POSITIONS

         The Portfolios are permitted to make temporary investments in bonds, cash or cash equivalents and may allocate 100% of their net assets to the Delaware Cash Reserve Fund in response to unfavorable market conditions.

ACCOUNTING ISSUES

         OPTIONS -- When a Portfolio writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the section of the Portfolio's assets and liabilities as an asset and as an equivalent liability.

         In writing a call, the amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Portfolio has written expires on its stipulated expiration date, the Portfolio recognizes a short-term gain. If a Portfolio enters into a closing purchase transaction with respect to an option which the Portfolio has written, the Portfolio realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid by a Portfolio for the purchase of a put option is recorded in the section of the Portfolio's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Portfolio has purchased expires on the stipulated expiration date, the Portfolio realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If a Portfolio sells the put option, it realizes a short-term or long-term capital gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a Portfolio exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. However, since the purchase of a put option is treated as a short sale for federal income tax purposes, the holding period of the underlying security will be affected by such a purchase.

OPTIONS ON CERTAIN STOCK INDICES -- Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by a Portfolio at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

         The Portfolios provide a complete list of their holdings four times in each fiscal year, as of the end of each quarter. The lists appear in the Portfolios' Semiannual and Annual Reports to Shareholders and on the Portfolios' Form N-Q. The Portfolios file the lists with the SEC on Form N-CSR (second and fourth quarters) and Form N-Q (first and third quarters). Shareholders may view the Portfolios' Forms N-CSR and N-Q on the SEC's Web site at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-202-942-8090 (direct) or 1-800-SEC-0330 (general SEC number).

         The Portfolios have adopted a policy generally prohibiting the disclosure of portfolio holdings to any person until after thirty calendar days have passed. We post a list of the Portfolios' portfolio holdings monthly, with a thirty-day lag, on the Portfolios' Web site at www.delawareinvestments.com. In addition, on a ten-day lag, we also make available a month-end summary listing of the number of the Portfolios' securities, country and asset allocations, and top ten securities and sectors by percentage of holdings for the Portfolios on the Portfolios' Web site. This information is available publicly to any and all shareholders free of charge once posted on the Web site by calling 1-800-523-1918.

         Other entities, including institutional investors and intermediaries that distribute the Portfolios' shares, are generally treated similarly and are not provided with the Portfolios' portfolio holdings in advance of when they are generally available to the public. Third-party service providers and affiliated persons of the Portfolios are provided with the Portfolios' portfolio holdings only to the extent necessary to perform services under agreements relating to the Portfolios, and are subject to duties of confidentiality, including a duty not to trade on non-public information.

         Third-party rating agencies and consultants who have signed agreements ("Non-Disclosure Agreements") with the Portfolios or the Manager may receive portfolio holdings information more quickly than the thirty day lag. The Non-Disclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Portfolio shares or in shares of the Portfolios' portfolio securities). In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information. Neither the Portfolios, the Manager nor any affiliate receive any compensation or consideration with respect to these agreements.

         To protect shareholders' interests and to avoid conflicts of interest, Non-Disclosure Agreements must be approved by a member of the Manager's Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Portfolios' Chief Compliance Officer prior to such use.

         The Portfolios' Board of Trustees will be notified of any substantial changes to this policy. The Portfolios' Board of Trustees also receives an annual report from the Portfolios' Chief Compliance Officer on the adequacy of the Portfolios' compliance program.

TRADING PRACTICES AND BROKERAGE

         The Trust selects banks, brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have banks, brokers or dealers execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. When a commission is paid, the Portfolio involved pays brokerage commission rates based upon the professional knowledge of the Manager as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Portfolio pays a minimal share transaction cost when the transaction presents no difficulty. A number of trades are made on a net basis where the Portfolios either buy the securities directly from the dealer or sell them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

         The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making processes with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         As provided in the 1934 Act and the Portfolios' Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Portfolios believe that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Portfolios and to other Delaware Investments Funds. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Consistent with the NASDR(SM) Conduct Rules, and subject to seeking best execution, the Portfolios may place orders with broker/dealers that have agreed to defray certain expenses of the Delaware Investments Funds such as custodian fees.

         In 2005, the Portfolio(s) that invest in domestic equity securities were given the authority to begin participation in a commission recapture program. Under the program and subject to seeking best execution (as described in the first paragraph in the section "Trading Practices and Brokerage"), the Portfolio(s) may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Portfolio(s) in cash. Any such commission rebates will be included in realized gain on securities in the appropriate financial statements of the Portfolio(s). The Manager and its affiliates have previously and may in the future act as an investment advisor to mutual funds or separate accounts affiliated with the administrator of the commission recapture program described above. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment advisors and may also participate in other types of businesses and provide other services in the investment management industry.

         During the fiscal years ended September 30, 2005, 2004 and 2003, no brokerage commissions were paid by the Portfolios and, therefore, there were no portfolio transactions resulting in brokerage commissions directed to brokers for brokerage and research services provided.

         As of September 30, 2005, the Portfolios did not own any securities of their regular broker/dealers or their parents, as defined in Rule 10b-1 under the 1940 Act.

PORTFOLIO TURNOVER

         The rate of portfolio turnover will not be a limiting factor when portfolio changes are deemed appropriate. Given the Portfolios' investment objectives, their annual portfolio turnover rates are not expected to exceed 100%. A turnover rate of 100% would occur, for example, if all the investments held by a Portfolio at the beginning of the year were replaced by the end of the year. The degree of portfolio activity may affect brokerage costs and taxes payable by the Portfolios' shareholders. The turnover rates also may be affected by cash requirements from redemptions and repurchases of Portfolio shares.

         The portfolio turnover rate of a Portfolio is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Portfolio during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

         During the fiscal years ended September 30, 2005 and 2004, portfolio turnover rates for the Portfolios were as follows:

       ----------------------------------------- --------------- ---------------
                                                      2005            2004
       ----------------------------------------- --------------- ---------------
       AGGRESSIVE ALLOCATION PORTFOLIO                15%             12%
       (FORMERLY, GROWTH ALLOCATION PORTFOLIO)
       ----------------------------------------- --------------- ---------------
       MODERATE ALLOCATION PORTFOLIO                   7%             13%
       (FORMERLY, BALANCED ALLOCATION
       PORTFOLIO)
       ----------------------------------------- --------------- ---------------
       CONSERVATIVE ALLOCATION PORTFOLIO               8%             25%
       (FORMERLY, INCOME ALLOCATION PORTFOLIO)
       ----------------------------------------- --------------- ---------------

PURCHASING SHARES

         The Distributor serves as the national distributor for each Portfolio's shares and has agreed to use its best efforts to sell shares of the Portfolios. See the Prospectuses for information on how to invest. Shares of the Portfolios are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting the Trust or the Distributor.

         The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Investments Fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Investments Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for Class R and the Institutional Classes, but certain eligibility requirements must be satisfied.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. The Trust will reject any purchase order for more than $100,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $50,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

         Selling dealers are responsible for transmitting orders promptly. The Trust reserves the right to reject any order for the purchase of its shares of a Portfolio if in the opinion of management such rejection is in the Portfolio's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Portfolio can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the Delaware Investments Funds. A Portfolio reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a U.S. financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         A Portfolio also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, a Portfolio will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

         Each Portfolio also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

         The NASD has adopted amendments to its Conduct Rules, as amended, relating to investment company sales charges. The Portfolios and the Distributor intend to operate in compliance with these rules.

         Class A Shares of the Portfolios are purchased at the offering price which reflects a maximum front-end sales charge of 5.75%; however, lower front-end sales charges apply for larger purchases. Class A Shares are subject to 12b-1 Plan expenses for the life of the investment. See the table in the Portfolio Classes' Prospectus.

         Class B Shares of the Portfolios are purchased at net asset value and are subject to a CDSC of: (i) 4.00% if shares are redeemed during first year of purchase; (ii) 3.00% if shares are redeemed during the third year following purchase; (iii) 2.25% if shares are redeemed during the third year following purchase; (iv) 1.50% if shares are redeemed during the fourth and fifth years following purchase; (v) 1.00% if shares are redeemed during the sixth year following purchase; and (vi) 0.00% thereafter. Class B Shares are also subject to annual 12b-1 Plan expenses for approximately eight years after purchase. See Automatic Conversion of Class B Shares, below.

         Class C Shares of the Portfolios are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

         Class R Shares of the Portfolios are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge. Class R Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

         Institutional Class Shares of the Portfolio are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses.

         See Plans Under Rule 12b-1 for the Portfolio Classes under Purchasing Shares, and Determining Offering Price and Net Asset Value in this Part B.

         Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by the Trust for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Portfolio for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

ALTERNATIVE PURCHASE ARRANGEMENTS - CLASS A, CLASS B, CLASS C  AND CLASS R
SHARES
         The alternative purchase arrangements of Class A Shares, Class B Shares, Class C and Class R Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in a Portfolio with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another Class.

         The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

         Class R Shares have no front-end sales charge and are not subject to a CDSC, but incur annual 12b-1 expenses of up to a maximum of 0.60%. Class A Shares generally are not available for purchase by anyone qualified to purchase Class R Shares.

         In comparing Class B Shares and Class C Shares to Class R Shares, investors should consider the higher 12b-1 Plan expenses on Class B Shares and Class C Shares. Investors also should consider the fact that Class R shares do not have a front-end sales charge and, unlike Class B Shares and Class C Shares, are not subject to a CDSC. In comparing Class B Shares to Class R shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the class is subject and the desirability of an automatic conversion feature to Class A Shares (with lower annual 12b-1 Plan fees), which is available only for Class B Shares and does not subject the investor to a CDSC.

         For the distribution and related services provided to, and the expenses borne on behalf of, the Portfolios, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption, and in the case of Class R Shares, from the proceeds of the 12b-1 Plan fees. Financial advisors may receive different compensation for selling Class A Shares, Class B Shares, Class C Shares and Class R Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans (including for Class R Shares) and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Plans Under Rule 12b-1 for the Portfolio Classes.

         Dividends, if any, paid on each Class of a Portfolio will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that each Class will bear the amount of 12b-1 Plan expenses payable under its respective 12b-1 Plan. See Determining Offering Price and Net Asset Value.

CLASS A SHARES

         Purchases of $50,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Portfolio Classes' Prospectuses, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

         From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments Funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

DEALER'S COMMISSION

         As described in the Prospectus, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisors through whom such purchases are effected.

         In determining a financial advisor's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments Funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) may be aggregated with those of the Class A Shares of a Portfolio. Financial advisors also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisors should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Investments funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C SHARES

         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Portfolio, even if those shares are later exchanged for shares of another Delaware Investments Fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. The Prospectus for the Portfolios' Class A, B, C and R Shares includes information on the instances in which the CDSC is waived.

         During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of a Portfolio. See Automatic Conversion of Class B Shares below. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

DEFERRED SALES CHARGE ALTERNATIVE - CLASS B SHARES

         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Portfolio shares. The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the 12b-1 Plan fees makes it possible for a Portfolio to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

AUTOMATIC CONVERSION OF CLASS B SHARES

         Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the 18th day or next business day of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If such anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after the anniversary. Consequently, if a shareholder's anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after, as applicable, the eighth or fifth anniversary of purchase before the shares will automatically convert into Class A Shares. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses to the maximum limits noted above.

         Class B Shares of a Portfolio acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of the Portfolio (or, in the case of Delaware Group Cash Reserve, the Delaware Cash Reserve Portfolio Consultant Class) pro-rata with Class B Shares of the Portfolio not acquired through dividend reinvestment. All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes.

LEVEL SALES CHARGE ALTERNATIVE - CLASS C SHARES

         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Portfolio shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.

PLANS UNDER RULE 12B-1 FOR THE PORTFOLIO CLASSES

         Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a separate plan for each of Class A Shares, Class B Shares, Class C Shares, and Class R Shares (the "Plans"). Each Plan permits a Portfolio to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class of shares to which the Plan applies. The Plans do not apply to Institutional Classes of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of Institutional Class Shares. Shareholders of Institutional Classes may not vote on matters affecting the Plans.

         The Plans permit a Portfolio, pursuant to its Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares, Class C Shares and Class R Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class.

         In addition, a Portfolio may make payments from the 12b-1 Plan fees of its respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with the Trust. The Plan expenses relating to Class B Shares, Class C Shares and Class R Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         The maximum aggregate fee payable by a Portfolio under the Plans, and the Distribution Agreements, is on an annual basis, up to 0.30% of average daily net assets of each of Class A Shares, and up to 1.00% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares', Class C Shares' and Class R Shares' average daily net assets for the year and up to 0.60% of Class R Shares' average daily net assets for the year. The Board of Trustees may reduce these amounts at any time.

         Pursuant to Board action, the maximum aggregate fee payable by the Portfolios' Class A Shares is 0.25% of average daily net assets. While this describes the current basis for calculating the fees that will be payable under such Classes' Plans, such Plans permit a full 0.30% fee on all assets to be paid at any time following appropriate Board approval.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares, Class C Shares and Class R Shares would be borne by such persons without any reimbursement from such Portfolio Classes. Subject to seeking best execution, a Portfolio may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreement, as amended, have all been approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plans by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreement. Continuation of the Plans and the Distribution Agreement, as amended, must be approved annually by the Board of Trustees in the same manner as specified above.

         Each year, the Trustees must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares, Class C Shares and Class R Shares and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Class. The Plans and the Distribution Agreement, as amended, may be terminated with respect to a Class at any time without penalty by a majority of those Trustees who are not "interested persons" or by a majority vote of the relevant Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Class' outstanding voting securities, as well as by a majority vote of those Trustees who are not "interested persons." With respect to each Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of a Portfolio's B Class. Also, any other material amendment to the Plans must be approved by a majority vote of the Trustees including a majority of the non-interested Trustees of the Trust having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of Trustees who are not "interested persons" of the Trust must be effected by the Trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

         The following tables set forth the 12b-1 payments by each Class of each Portfolio noted below for the fiscal year ended September 30, 2005.

------------------------------------- --------------------------------------------------------
                                                  AGGRESSIVE ALLOCATION PORTFOLIO
------------------------------------- --------------------------------------------------------
                                        Class A       Class B       Class C        R Class
------------------------------------- ------------- ------------- ------------- --------------
Advertising                               $---          $95           $---          $---
------------------------------------- ------------- ------------- ------------- --------------
Annual/Semiannual Reports                 $47          $1,214         $240          $124
------------------------------------- ------------- ------------- ------------- --------------
Broker Trails                           $67,506       $13,308       $26,429        $6,404
------------------------------------- ------------- ------------- ------------- --------------
Broker Sales Charges                      $---        $13,631        $5,320         $---
------------------------------------- ------------- ------------- ------------- --------------
Dealer Service Expenses                   $---          $---          $---          $---
------------------------------------- ------------- ------------- ------------- --------------
Interest on Broker Sales Charges          $---         $2,890         $824          $---
------------------------------------- ------------- ------------- ------------- --------------
Commissions to Wholesalers                $---          $---          $---          $---
------------------------------------- ------------- ------------- ------------- --------------
Promotional-Broker Meetings               $---          $---          $---          $---
------------------------------------- ------------- ------------- ------------- --------------
Promotional-Other                          $7          $1,090         $110          $---
------------------------------------- ------------- ------------- ------------- --------------
Prospectus Printing                       $---          $937          $378           $54
------------------------------------- ------------- ------------- ------------- --------------
Telephone                                 $---          $---          $---          $---
------------------------------------- ------------- ------------- ------------- --------------
Wholesaler Expenses                       $---        $18,532         $---          $965
------------------------------------- ------------- ------------- ------------- --------------
Other                                     $---          $---         $3,019         $---
------------------------------------- ------------- ------------- ------------- --------------
Total                                   $67,560       $51,697       $36,320        $7,547
------------------------------------- ------------- ------------- ------------- --------------


------------------------------------- --------------------------------------------------------
                                                   MODERATE ALLOCATION PORTFOLIO
------------------------------------- --------------------------------------------------------
                                        Class A        Class B       Class C       Class R
------------------------------------- ------------- -------------- ------------- -------------
Advertising                               $---          $---           $---          $---
------------------------------------- ------------- -------------- ------------- -------------
Annual/Semiannual Reports                 $18           $311           $315          $120
------------------------------------- ------------- -------------- ------------- -------------
Broker Trails                           $68,568        $6,996        $15,141        $5,090
------------------------------------- ------------- -------------- ------------- -------------
Broker Sales Charges                      $---         $15,789        $4,472         $---
------------------------------------- ------------- -------------- ------------- -------------
Dealer Service Expenses                   $---          $---           $---          $---
------------------------------------- ------------- -------------- ------------- -------------
Interest on Broker Sales Charges          $---         $2,148          $256          $---
------------------------------------- ------------- -------------- ------------- -------------
Commissions to Wholesalers                $---          $---           $---          $---
------------------------------------- ------------- -------------- ------------- -------------
Promotional-Broker Meetings               $---          $---           $---          $---
------------------------------------- ------------- -------------- ------------- -------------
Promotional-Other                          $3           $108           $82           $---
------------------------------------- ------------- -------------- ------------- -------------
Prospectus Printing                       $---          $301           $482          $49
------------------------------------- ------------- -------------- ------------- -------------
Telephone                                 $---          $---           $---          $---
------------------------------------- ------------- -------------- ------------- -------------
Wholesaler Expenses                       $---         $2,446         $1,551         $754
------------------------------------- ------------- -------------- ------------- -------------
Other                                     $---          $---           $---          $---
------------------------------------- ------------- -------------- ------------- -------------
Total                                   $68,589        $28,099       $22,299        $6,013
------------------------------------- ------------- -------------- ------------- -------------

------------------------------------- --------------------------------------------------------
                                                 CONSERVATIVE ALLOCATION PORTFOLIO

------------------------------------- --------------------------------------------------------
                                           Class A       Class B       Class C        Class R
------------------------------------- ------------- ------------- ------------- --------------
Advertising                               $---          $---          $---          $---
------------------------------------- ------------- ------------- ------------- --------------
Annual/Semiannual Reports                 $---          $228          $261           $41
------------------------------------- ------------- ------------- ------------- --------------
Broker Trails                           $71,477        $7,664        $3,191         $982
------------------------------------- ------------- ------------- ------------- --------------
Broker Sales Charges                      $---        $17,729        $2,143         $---
------------------------------------- ------------- ------------- ------------- --------------
Dealer Service Expenses                   $---          $---          $---          $---
------------------------------------- ------------- ------------- ------------- --------------
Interest on Broker Sales Charges          $---         $4,438         $74           $---
------------------------------------- ------------- ------------- ------------- --------------
Commissions to Wholesalers                $---          $---          $---          $---
------------------------------------- ------------- ------------- ------------- --------------
Promotional-Broker Meetings               $---          $---          $---          $---
------------------------------------- ------------- ------------- ------------- --------------
Promotional-Other                          $1           $34           $26           $---
------------------------------------- ------------- ------------- ------------- --------------
Prospectus Printing                        $5           $197          $212           $9
------------------------------------- ------------- ------------- ------------- --------------
Telephone                                 $---          $---          $---          $---
------------------------------------- ------------- ------------- ------------- --------------
Wholesaler Expenses                       $---          $379          $591          $141
------------------------------------- ------------- ------------- ------------- --------------
Other                                     $---          $---          $---          $---
------------------------------------- ------------- ------------- ------------- --------------
Total                                   $71,483       $30,669        $6,498        $1,173
------------------------------------- ------------- ------------- ------------- --------------

OTHER PAYMENTS TO DEALERS - CLASS A SHARES, CLASS B SHARES, CLASS C SHARES AND CLASS R SHARES

         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Investments Funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of pre-approved dealer advertisements promoting the sale of Delaware Investments Fund shares.

SPECIAL PURCHASE FEATURES - CLASS A SHARES

BUYING CLASS A SHARES AT NET ASSET VALUE

         The Prospectuses set forth the categories of investors who may purchase Class A Shares at net asset value. This section provides additional information regarding this privilege. The Portfolio must be notified in advance that a trade qualifies for purchase at net asset value.

         As disclosed in the Prospectuses, certain retirement plans that contain certain legacy retirement assets may make purchases of Class A Shares at net asset value. The requirements are as follows:

         o The purchase must be made by a group retirement plan (excluding defined benefit plans) (a) that purchased Class A shares prior to a recordkeeping transition period from August 2004 to October 2004 and (b) where the plan participants records were maintained on Retirement Financial Services, Inc.'s ("RFS") proprietary recordkeeping system, provided that the plan (i) has in excess of $500,000 of plan assets invested in Class A Shares of a Delaware Investments Fund and any stable value account available to investment advisory clients of the Manager or its affiliates; or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a Delaware Investments Fund and such employer has properly represented to, and received written confirmation back from RFS in writing that it has the requisite number of employees. See Group Investment Plans for information regarding the applicability of the Limited CDSC.

         o The purchase must be made by any group retirement plan (excluding defined benefit pension plans) that purchased Class A shares prior to an August 2004 to October 2004 recordkeeping transition period and purchased shares through a retirement plan alliance program, provided that RFS was the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program.

         As disclosed in the prospectus certain legacy bank sponsored retirement plans may make purchases of Class A shares at net asset value. These purchases may be made by bank sponsored retirement plans that held, but are no longer eligible to purchase, Institutional Class Shares or interests in a collective trust as a result of a change in distribution arrangements.

         o The purchase must be made by a group retirement plan (excluding defined benefit plans) (a) that purchased Class A shares prior to a recordkeeping transition period from August 2004 to October 2004 and (b) where the plan participants records were maintained on Retirement Financial Services, Inc.'s ("RFS") proprietary recordkeeping system, provided that the plan (i) has in excess of $500,000 of plan assets invested in Class A Shares of a Delaware Investments Fund and any stable value account available to investment advisory clients of the Manager or its affiliates; or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a Delaware Investments Fund and such employer has properly represented to, and received written confirmation back from RFS in writing that it has the requisite number of employees. See Group Investment Plans for information regarding the applicability of the Limited CDSC.

         o The purchase must be made by any group retirement plan (excluding defined benefit pension plans) that purchased Class A shares prior to an August 2004 to October 2004 recordkeeping transition period and purchased shares through a retirement plan alliance program, provided that RFS was the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program.

         As disclosed in the Prospectuses certain legacy bank sponsored retirement plans may make purchases of Class A shares at net asset value. These purchases may be made by bank sponsored retirement plans that held, but are no longer eligible to purchase, Institutional Class Shares or interests in a collective trust as a result of a change in distribution arrangements.

ALLIED PLANS

         Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments Funds ("eligible Delaware Investments Fund shares"), as well as shares of designated classes of non-Delaware Investments Funds ("eligible non-Delaware Investments Fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

         With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible non-Delaware Investments Fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments Fund shares. See Combined Purchases Privilege, below.

         Participants in Allied Plans may exchange all or part of their eligible Delaware Investments Fund shares for other eligible Delaware Investments Fund shares or for eligible non-Delaware Investments Fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments Fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

         A dealer's commission may be payable on purchases of eligible Delaware Investments Fund shares under an Allied Plan. In determining a financial advisor's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Investments Fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See Class A Shares.

         The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described in the Prospectuses, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments Fund shares. When eligible Delaware Investments Fund shares are exchanged into eligible non-Delaware Investments Fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial advisor or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

LETTER OF INTENTION

         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or the Trust which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Those purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all Classes of shares of a Portfolio and of the other mutual funds in Delaware Investments previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter, except as described below. Those purchasers cannot include shares that did not carry a front-end sales charge, CDSC or Limited CDSC, unless the purchaser acquired those shares through an exchange from a Delaware Investments Fund that did carry a front-end sales charge, CDSC or Limited CDSC.

         Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments Funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of the Portfolio and other Delaware Investments Funds which offer corresponding classes of shares may also be aggregated for this purpose.

COMBINED PURCHASES PRIVILEGE

         When you determine the availability of the reduced front-end sales charges on Class A Shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of a Portfolio and all other Delaware Investments Funds. In addition, if you are an investment advisory client of the Manager's affiliates you may include assets held in a stable value account in the total amount. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments Fund that did carry a front-end sales charge, CDSC or Limited CDSC.

         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

RIGHT OF ACCUMULATION

         When you determine the availability of the reduced front-end sales charges on Class A Shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of a Portfolio and all other Delaware Investments Funds. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments Fund that did carry a front-end sales charge, CDSC or Limited CDSC. If, for example, any such purchaser of the Aggressive Allocation Portfolio, Moderate Allocation Portfolio or Conservative Allocation Portfolio has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $10,000 and subsequently purchases $40,000 at offering price of additional shares of Class A Shares, the charge applicable to the $10,000 purchase would currently be 4.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-MONTH REINVESTMENT PRIVILEGE

         Holders of Class A Shares and Class B Shares of a Portfolio (and of the Institutional Class holding shares which were acquired through an exchange from another Delaware Investments Fund offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of a Portfolio or in the same Class of another Delaware Investments Fund. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares, the amount of the CDSC previously charged on the redemption will be reimbursed by the Distributor. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in other Delaware Investments Funds, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. In the case of Class B Shares, the time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions as well as the automatic conversion into Class A Shares.

         A redemption and reinvestment of Class B Shares could have income tax consequences. Shareholders will receive from the Distributor the amount of the CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes. It is recommended that a tax advisor be consulted with respect to such transactions.

         Any reinvestment directed to a Portfolio in which the investor does not then have an account will be treated like all other initial purchases of the fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the Portfolio in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisors or the Transfer Agent, which also serves as a Portfolio's shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

GROUP INVESTMENT PLANS

         Group Investment Plans which are not eligible to purchase shares of the Institutional Classes may also benefit from the reduced front-end sales charges for investments in Class A Shares, based on total plan assets. If a company has more than one plan investing in the Delaware Investments Funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to a Portfolio at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Investments investment accounts if they so notify the Portfolio in which they are investing in connection with each purchase. See Retirement Plans for the Portfolio Classes under Investment Plans for information about Retirement Plans.

         The Limited CDSC is applicable to any redemptions of net asset value purchases made on behalf of any group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a Delaware Investments Fund. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange. Notwithstanding the foregoing, the Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in connection with redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program that requires that shares will be available at net asset value, provided that RFS either was the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived.

CLASS R SHARES

         Class R shares generally are available only to (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) to individual retirement accounts ("IRAs") rollovers from plans maintained on Delaware's retirement recordkeeping system that are offering Class R shares to participants.

INSTITUTIONAL CLASS

         The Institutional Class of each Portfolio is available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover IRAs from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its other affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover IRAs from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment of the financial institution of a Rule 12b-1 Plan fee; (e) registered investment advisors investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the advisor for investment purposes, but only if the advisor is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services; (f) certain plans qualified under
Section 529 of the Internal Revenue Code for which Delaware Service Company, Inc., the Distributor, or the Manager or one or more of their affiliates provide record keeping, administrative, investment management, marketing, distribution or similar services; and (g) programs sponsored by financial intermediaries where such program requires the purchase of Institutional Class shares.

         Shares of the Institutional Class are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

INVESTMENT PLANS

REINVESTMENT PLAN/OPEN ACCOUNT

         Unless otherwise designated by shareholders of Class A, B. C and Class R Shares in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Class in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of the Institutional Classes are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price, and for Class B Shares, Class C Shares, Class R Shares and Institutional Class Shares at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

REINVESTMENT OF DIVIDENDS IN OTHER DELAWARE INVESTMENTS FUNDS

         Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A Shares, Class B Shares, Class C Shares and Class R Shares may automatically reinvest dividends and/or distributions in any of the Delaware Investments Funds, including a Portfolio, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to the Portfolio in which the investor does not then have an account will be treated like all other initial purchases of the Portfolio's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Subject to the following limitations, dividends and/or distributions from other Delaware Investments Funds may be invested in shares of a Portfolio, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares, Class C Shares or Class R Shares. Dividends from Class B Shares may only be directed to other Class B Shares, dividends from Class C Shares may only be directed to other Class C Shares and dividends from Class R Shares may only be directed to other Class R Shares.

         Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments Fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

INVESTING BY EXCHANGE

         If you have an investment in another Delaware Investments Fund, you may write and authorize an exchange of part or all of your investment into shares of a Portfolio. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in a Portfolio's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

         Holders of Class A Shares of a Portfolio may exchange all or part of their shares for certain of the shares of other Delaware Investments Funds, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares, Class C Shares or Class R Shares of the Portfolio or of any other Delaware Investments Fund. Holders of Class B Shares of a Portfolio are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments Funds. Similarly, holders of Class C Shares of a Portfolio are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments Funds. Class B Shares of a Portfolio and Class C Shares of the Portfolio acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Portfolio acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Portfolio. Holders of Class R Shares of the Portfolio are permitted to exchange all or part of their Class R Shares only into Class R Shares of other Delaware Investments Funds or, if Class R Shares are not available for a particular fund, into the Class A Shares of such fund.

         Permissible exchanges into Class A Shares of a Portfolio will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of a Portfolio will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

INVESTING BY ELECTRONIC FUND TRANSFER

         Direct Deposit Purchase Plan--Investors may arrange for a Portfolio to accept for investment in Class A Shares, Class B Shares, Class C Shares or Class R Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan--Shareholders of Class A Shares, Class B Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking account for deposit into their Portfolio account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                                      * * *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to a Portfolio from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Portfolio may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse a Portfolio.

DIRECT DEPOSIT PURCHASES BY MAIL

         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Portfolio accounts. The Portfolio will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Trust for proper instructions.

MONEYLINE(SM) ON DEMAND

         You or your investment dealer may request purchases of Portfolio shares by phone using MoneyLine(SM) On Demand. When you authorize a Portfolio to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

         It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Portfolio account, you must have your signature guaranteed. The Portfolio does not charge a fee for this service; however, your bank may charge a fee. This service is not available to the Institutional Classes.

WEALTH BUILDER OPTION

         Shareholders can use the Wealth Builder Option to invest in the Class A, Class B and Class C through regular liquidations of shares in their accounts in other Delaware Investments Funds. Shareholders of such Classes may elect to invest in one or more of the other Delaware Investments Funds through the Wealth Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other Delaware Investments Funds, subject to the conditions and limitations set forth in the Classes' Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Redemption and Exchange for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Class.

ASSET PLANNER

         To invest in Delaware Investments Funds using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial advisor or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisors or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments Funds. With the help of a financial advisor, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange. Also see Buying Class A Shares at Net Asset Value. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B, Class C Shares and Class R Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

RETIREMENT PLANS FOR THE PORTFOLIO CLASSES

         An investment in the Portfolios may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans which are described below.

         Among the retirement plans that Delaware Investments offer, Class B Shares are available only by IRAs, SIMPLE IRAs, Roth IRAs, Coverdell Education Savings Accounts, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, and 403(b)(7) and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. The Prospectus for the Portfolios' Class A, B, C and R Shares includes information on the instances in which the CDSC is waived.

         Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

         Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such Plans.

         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Class shares. See Institutional Class, above. For additional information on any of the plans and Delaware Investments' retirement services, call the Shareholder Service Center telephone number.

         IT IS ADVISABLE FOR AN INVESTOR CONSIDERING ANY ONE OF THE RETIREMENT PLANS DESCRIBED BELOW TO CONSULT WITH AN ATTORNEY, ACCOUNTANT OR A QUALIFIED RETIREMENT PLAN CONSULTANT. FOR FURTHER DETAILS, INCLUDING APPLICATIONS FOR ANY OF THESE PLANS, CONTACT YOUR INVESTMENT DEALER OR THE DISTRIBUTOR.

         Taxable distributions from the retirement plans described below may be subject to withholding. Please contact your investment dealer or the Distributor for the special application forms required for the Plans described below.

PROTOTYPE PROFIT SHARING OR MONEY PURCHASE PENSION PLANS

         Prototype Plans are available for self-employed individuals, partnerships, corporations and other eligible forms of organizations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares, Class C Shares and Class R Shares.

IRAS

         A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, participation may be restricted based on certain income limits.

IRA DISCLOSURES

         Individuals have five types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances: deductible IRAs; non-deductible IRAs; conduit (rollover) IRAs; Roth IRAs; and Coverdell Education Savings Accounts.

DEDUCTIBLE AND NON-DEDUCTIBLE IRAS

         An individual can contribute up to $4,000 to his or her IRA each year through 2007. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI"), not counting any IRA deduction, and whether the taxpayer is an active participant in an employer sponsored retirement plan.

         In June of 2001 The Economic Growth and Tax-Relief Reconciliation Act of 2001 was signed into law and makes significant changes to the annual contribution limits. The current amount of $4,000 in 2006 will rise to $5,000 in 2008 with annual inflation adjustments thereafter. Individuals who have attained age 50 by the end of the calendar year will be eligible to make additional "catch-up" contributions of $1,000 beginning in 2006.

        The annual contribution limits through 2008 are as follows:

               CALENDAR YEAR            UNDER AGE 50        AGE 50 AND ABOVE
               -------------            ------------        ----------------
                 2006-2007                 $4,000                $5,000
                    2008                   $5,000                $6,000

         Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $4,000 in 2006 and 2007 and increased limits in 2008 are still available if the taxpayer's AGI is not greater than $50,000 ($70,000 for taxpayers filing joint returns) for tax years beginning in 2005. A partial deduction is allowed for married couples with AGI greater than $70,000 and less than $80,000, and for single individuals with AGI greater than $50,000 and less than $60,000. These income phase-out limits are annually increased until they reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.

         Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions of as much as the annual contribution limits and defer taxes on interest or other earnings from the IRAs.

         Under the law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is not greater than $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI greater than $150,000 and less than $160,000.

CONDUIT (ROLLOVER) IRAS

         Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution.

         A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

         (1) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

         (2) Substantially equal installment payments for a period certain of 10 or more years;

         (3) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

         (4) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

         (5) A distribution of after-tax contributions which is not includable in income.

ROTH IRAS

         A non-deductible contribution of up to $4,000 each year through 2007 can be made to a Roth IRA, reduced by any contributions to a deductible or nondeductible IRA for the same year. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI greater than $95,000 and less than $110,000, and for couples filing jointly with AGI greater than $150,000 and less than $160,000. Qualified distributions from a Roth IRA are exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributable to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).

         Distributions that are not qualified distributions are tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.

         Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA (deductible, nondeductible and conduit) to a Roth IRA. Earnings and previously deducted contributions held in the IRA are subject to a tax upon conversion; however, no 10% additional tax for early withdrawal would apply.

COVERDELL EDUCATION SAVINGS ACCOUNTS

         The Coverdell Education Savings Account (formerly an "education IRA") has been created exclusively for the purpose of paying qualified higher education expenses. The annual contribution that can be made for each designated beneficiary is $2,000 and qualifying expenses will no longer be limited to those related to higher education.

         Elementary (including kindergarten) and secondary public, private or religious school tuition expenses will now qualify. The new law specifically permits as elementary and secondary school expenses academic tutoring, certain computer technology; and expenses for uniforms, transportation, and extended day programs.

         The $2,000 annual limit is in addition to the annual contribution limit applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish Coverdell Education Savings Accounts. In addition, multiple Coverdell Education Savings Accounts can be created for the same beneficiary, however, the contribution limit of all contributions for a single beneficiary cannot exceed the annual limit.

         The $2,000 annual contribution limit for a Coverdell Education Savings Account is phased out ratably for single contributors with modified AGI greater than $95,000 and less than $110,000, and for couples filing jointly with modified AGI of greater than $190,000 and less than $220,000. Individuals with modified AGI above the phase-out range are not allowed to make contributions to a Coverdell Education Savings Account established on behalf of any individual.

         Distributions from a Coverdell Education Savings Account are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.

         Any balance remaining in a Coverdell Education Savings Account at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includable in gross income of the beneficiary and generally subject to an additional 10% tax if the distribution is not for qualified higher education expenses. Tax-free transfers and rollovers of account balances from one Coverdell Education Savings Account benefiting one beneficiary to another Coverdell Education Savings Account benefiting a different beneficiary (as well as re-designations of the named beneficiary) is permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 30.

GROUP IRAS OR GROUP ROTH IRAS

         A company or association may establish a Group IRA or Group Roth IRA for employees or members who want to purchase shares of a Portfolio.

         Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. For information concerning the applicability of a CDSC upon redemption of Class B Shares and Class C Shares, see the Funds' Class Prospectuses.

         Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, effective January 1, 1998, the new law allows for premature distribution without a 10% penalty if (i) the amounts are used to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or (ii) used to pay acquisition costs of a principle residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.

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

SIMPLIFIED EMPLOYEE PENSION PLAN ("SEP/IRA")

         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes are available for investment by a SEP/IRA.

SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN ("SAR/SEP")

         Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may continue to be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

PROTOTYPE 401(K) DEFINED CONTRIBUTION PLAN

         Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Effective January 1, 1997, non-governmental tax-exempt organizations may establish 401(k) plans. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares, Class C Shares and Class R Shares or certain other Delaware Investments Funds. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectus for the Portfolio Classes.

DEFERRED COMPENSATION PLAN FOR PUBLIC SCHOOLS AND NON-PROFIT ORGANIZATIONS ("403(B)(7)")

         Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectus for the Portfolio Classes.

DEFERRED COMPENSATION PLAN FOR STATE AND LOCAL GOVERNMENT EMPLOYEES ("457")

         Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of a Portfolio. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectus for the Portfolio Classes.

SIMPLE IRA

         A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.

SIMPLE 401(K)

         A SIMPLE 401(k) is like a regular 401(k) except that it is available only to plan sponsors with 100 or fewer employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

         Orders for purchases of Class A Shares are effected at the offering price next calculated by a Portfolio in which shares are being purchased after receipt of the order by the Portfolio, its agent or certain other authorized persons. See Distribution and Service under Investment Management Agreement. Orders for purchases of Class B Shares, Class C Shares, Class R Shares and Institutional Class Shares are effected at the net asset value per share next calculated after receipt of the order by a Portfolio in which shares are being purchased, its agent or certain other authorized persons. Selling dealers have the responsibility of transmitting orders promptly.

         The offering price for Class A Shares consists of the net asset value per share plus any applicable sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m. Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days on which the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Portfolios will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed. An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in each Portfolio's financial statements and is incorporated by reference into this Part B.

         Each Portfolio's net asset value per share is computed by adding the value of all the securities and other assets in the portfolio, deducting any liabilities and dividing by the number of shares outstanding. Expenses and fees are accrued daily. In determining a Portfolio's total net assets, portfolio securities listed or traded on a national securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Portfolios' pricing procedures. Securities not traded on a particular day, over-the-counter securities and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign currencies and the prices of foreign securities denominated in foreign currencies are translated to U.S. Dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange. Use of a pricing service has been approved by the Board of Trustees. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If no quotations are available, all other securities and for securities whose closing prices are not readily available, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

         Each Class of each Portfolio will bear, pro-rata, all of the common expenses of its respective Portfolio. The net asset values of all outstanding shares of each Class of a Portfolio will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Portfolio represented by the value of shares of that Class. All income earned and expenses incurred by a Portfolio will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in that Portfolio represented by the value of shares of such Classes, except that the Institutional Class will not incur any of the expenses under the Trust's 12b-1 Plans and Class A Shares, Class B Shares, Class C Shares and Class R Shares of each Portfolio alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the NAV of each Class of a Portfolio will vary.

REDEMPTION AND EXCHANGE

         YOU CAN REDEEM OR EXCHANGE YOUR SHARES IN A NUMBER OF DIFFERENT WAYS. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the check writing feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial advisor or investment dealer to discuss which funds in Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Investments directly for fund information.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Portfolio receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See the Prospectuses. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Portfolio will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. Holders of Class A, Class B, Class C and Class R Shares may request a redemption or an exchange by calling the Shareholder Service Center at 1-800 523-1918. Holders of Institutional Class Shares may request a redemption or an exchange by calling a Client Services Representative at 1-800 510-4015. A Portfolio may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         In addition to redemption of Portfolio shares, the Distributor, acting as agent of a Portfolio, offers to repurchase Portfolio shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by a Portfolio, its agent, or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. Each Portfolio and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

         Orders for the repurchase of Portfolio shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by a Portfolio or certain other authorized persons (see Distribution and Service under Investment Management Agreement and Sub-Advisory Agreement); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         A Portfolio will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. A Portfolio will honor redemption requests as to shares for which a check was tendered as payment, but a Portfolio will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Portfolios. Each Portfolio reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, a Portfolio will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to a Portfolio or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Portfolio of securities owned by it is not reasonably practical, or it is not reasonably practical for a Portfolio fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Portfolio may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which a Portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Portfolio during any 90-day period for any one shareholder.

         The value of a Portfolio's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Portfolio may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below. The Portfolios' Class B Shares are subject to a CDSC of: (i) 4.00% if shares are redeemed within one year of purchase; (ii) 3.00% if shares are redeemed during the second year after purchase (iii) 2.25% if shares are redeemed during the third year following purchase; (iv) 1.50% if shares are redeemed during the fourth and fifth year following purchase; (v) 1.00% if shares are redeemed during the sixth year following purchase; and (vi) 0.00% thereafter. Class C Shares of each Portfolio are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Purchasing Shares. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Portfolio Classes, there may be a bank wiring cost, neither the Portfolios nor the Distributor charge a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

         The Prospectus for the Portfolios' Class A, B and Class C Shares includes information on the instances in which the CDSC is waived.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other Delaware Investments Funds (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from a Portfolio, the Portfolio's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of a Portfolio for a longer period of time than if the investment in New Shares were made directly.

         Each Portfolio also reserves the right to refuse the purchase side of an exchange request by any person, or group if, in the Manager's judgment, the Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Portfolio receives or anticipates simultaneous orders affecting significant portions of the Portfolio's assets.

WRITTEN REDEMPTION

         You can write to your Portfolio at 2005 Market Street, Philadelphia, PA 19103-7094 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, a Portfolio requires a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). A Portfolio reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. A Portfolio may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. If your shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares and Institutional Class Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares, Class C or Class R Shares.

WRITTEN EXCHANGE

         You may also write to your Portfolio (at 2005 Market Street, Philadelphia, PA 19103-7094) to request an exchange of any or all of your shares into another Delaware Investments Fund, subject to the same conditions and limitations as other exchanges noted above.

TELEPHONE REDEMPTION AND EXCHANGE

         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares or Institutional Class Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Portfolio in which you have your account in writing that you do not wish to have such services available with respect to your account. A Portfolio reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach a Portfolio by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Portfolios nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Portfolio shares which are reasonably believed to be genuine. With respect to such telephone transactions, a Portfolio will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not such Portfolio or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Portfolio Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

TELEPHONE REDEMPTION--CHECK TO YOUR ADDRESS OF RECORD

         THE TELEPHONE REDEMPTION FEATURE IS A QUICK AND EASY METHOD TO REDEEM SHARES. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

TELEPHONE REDEMPTION--PROCEEDS TO YOUR BANK

         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank that is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. A bank wire fee may be deducted from Portfolio Class redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your pre-designated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

TELEPHONE EXCHANGE

         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other Delaware Investments Funds under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each Fund. Telephone exchanges may be subject to limitations as to amounts or frequency.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of Delaware Investments Funds. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Portfolio reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MONEYLINE(SM) ON DEMAND

         You or your investment dealer may request redemptions of Portfolio shares by phone using MoneyLine(SM) On Demand. When you authorize a Portfolio to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your pre-designated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions. See MoneyLine(SM) On Demand under Investment Plans.

SYSTEMATIC WITHDRAWAL PLANS

         Shareholders of Class A Shares, Class B Shares, Class C Shares and Class R Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although a Portfolio does not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply for a Portfolio's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

         Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a Portfolio managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Investments Funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. The applicable Limited CDSC for Class A Shares and CDSC for Class B and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than or equal to 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable contingent deferred sales charge, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the contingent deferred sales charge is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a contingent deferred sales charge because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See the Prospectus for additional information on waivers of CDSCs.

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

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. A Portfolio reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

         Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Portfolio account to your predesignated bank account through the MoneyLine(SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Portfolio account, you must have your signature guaranteed. The Portfolios do not charge a fee for any this service; however, your bank may charge a fee. This service is not available for retirement plans.

         The Systematic Withdrawal Plan is not available for the Institutional Classes. Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES
         PURCHASED AT NET ASSET VALUE For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1.00% if shares are redeemed during the first year after the purchase; and (2) 0.50% if such shares of Aggressive Allocation Portfolio, Moderate Allocation Portfolio and Conservative Allocation Portfolio are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.

         The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments Fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than two years will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments Fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Portfolio or Class A Shares acquired in the exchange.

         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

         See the Prospectuses for the Portfolios' Class A, B, C and R Shares for additional information on CDSC waivers.

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

ADDITIONAL INFORMATION ON WAIVERS OF CONTINGENT DEFERRED SALES CHARGES

         As disclosed in the prospectus, certain retirement plans that contain certain legacy assets may redeem shares without paying a CDSC. The following plans may redeem shares without paying a CDSC:

      o The redemption must be made by a group defined contribution retirement plan that purchased Class A Shares through a retirement plan alliance program that required shares to be available at net asset value and RFS served as the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program that specified that the limited CDSC would be waived.

      o The redemption must be made by any group retirement plan (excluding defined benefit pension plans) that purchased Class C Shares prior to a recordkeeping transition period from August 2004 to October 2004 and purchased shares through a retirement plan alliance program, provided that (i) RFS was the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program and
         (ii) RFS provided fully-bundled retirement plan services and maintained participant records on its proprietary recordkeeping system.

DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

         The Conservative Allocation Portfolio will normally make payments from net investment income, if any, on a quarterly basis. The Aggressive Allocation Portfolio and Moderate Allocation Portfolio will normally make payments from net investment income, if any, on an annual basis, usually in December. Payments from net realized securities profits of a Portfolio, if any, will normally be distributed annually, usually in December.

         Each Class of shares of a Portfolio will share proportionately in the investment income and expenses of that Portfolio, except that Class A Shares, Class B Shares, Class C Shares and Class R Shares alone will incur distribution fees under their respective 12b-1 Plans.

         Dividends are automatically reinvested in additional shares of the same Class of the respective Portfolio at net asset value, unless an election to receive dividends in cash has been made. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above.

         Any check in payment of dividends or other distributions which cannot be delivered by the U.S. Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Portfolio may deduct from a shareholder's account the costs of a Portfolio's effort to locate a shareholder if a shareholder's mail is returned by the U.S. Post Office or a Portfolio is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

TAXES

         DISTRIBUTIONS OF NET INVESTMENT INCOME. The Portfolios receive income generally in the form of dividends and interest on their investments in portfolio securities and dividends from the underlying Delaware Investments Funds. This income, less expenses incurred in the operation of a Portfolio, constitutes its net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by a Portfolio from such income (other than qualified dividends) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares.

         DISTRIBUTIONS OF CAPITAL GAINS. A Portfolio may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities and from the underlying Delaware Investments Funds, including from a sale of shares of an underlying Delaware Investments Fund. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Portfolio. Any net short-term or long-term capital gain realized by a Portfolio (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary in order to reduce or eliminate federal excise or income taxes on the Portfolio.

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

         EFFECT OF FOREIGN WITHHOLDING TAXES. The Portfolios may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Portfolio's distributions paid to you.

         Use of foreign dividends. Foreign dividends designated by a Portfolio as dividends from qualifying foreign corporations and subject to taxation at long-term capital gain rates, may reduce the otherwise available foreign tax credits on your federal income tax return. Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

         Effect of foreign debt investments and hedging on distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Portfolio. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce a Portfolio's ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Portfolio's ordinary income distributions to you, and may cause some or all of the Portfolio's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Portfolio. Any return of capital in excess of your basis, however, is taxable as a capital gain.

         PFIC securities. The Portfolios may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When investing in PFIC securities, a Portfolio intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Portfolio is required to distribute, even though it has not sold the securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will NOT qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Portfolio.

         INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS. The Portfolios will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Portfolio shares for a full year, a Portfolio may designate and distribute to you, as ordinary income, qualified dividends or capital gains, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable Distributions declared by a Portfolio in December, but paid in January, are taxable to you as if they were paid in December.

         ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. Each Portfolio has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code and intends to so qualify during the current fiscal year. As regulated investment companies, the Portfolios generally pay no federal income tax on the income and gains they distribute to you. The Board of Trustees reserves the right not to distribute a Portfolio's net long-term capital gain or not to maintain the qualification of a Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, a Portfolio would be taxed on the gain, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Portfolio. If a Portfolio fails to qualify as a regulated investment company, the Portfolio would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as dividend income to the extent of such Portfolio's earnings and profits.

         In order to qualify as a regulated investment company for federal income tax purposes, each Portfolio must meet certain specific requirements, including:

         (i) A Portfolio must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Portfolio's total assets, and, with respect to 50% of the Portfolio's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Portfolio's total assets or 10% of the outstanding voting securities of the issuer;

         (ii) A Portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

         (iii) A Portfolio must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

         EXCISE TAX DISTRIBUTION REQUIREMENTS. To avoid federal excise taxes, the Code requires each Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

         SALES, EXCHANGES AND REDEMPTION OF PORTFOLIO SHARES. Sales, exchanges and redemptions (including redemptions in kind) are taxable transactions for federal and state income tax purposes. If you redeem your Portfolio shares the Internal Revenue Service requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

         Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

         Wash Sales. All or a portion of any loss that you realize on a redemption of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

         Deferral of basis -- A Shares only. In reporting gain or loss on the sale of your Portfolio shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

         IF:

            o In your original purchase of Portfolio shares, you received a reinvestment right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and

            o You sell some or all of your original shares within 90 days of their purchase, and

            o You reinvest the sales proceeds in the Portfolio or in another Portfolio of the Trust, and the sales charge that would otherwise apply is reduced or eliminated;

         THEN: In reporting any gain or loss on your sale, all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

         U.S. GOVERNMENT SECURITIES. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Portfolio. To the extent a Portfolio invests indirectly in these U.S. government obligations by investing in an underlying Delaware Investments Fund that holds these obligations, dividends derived from interest on these obligations is unlikely to be exempt from state and local income tax. Income on investments by a Portfolio or an underlying Delaware Investments Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

         QUALIFIED DIVIDEND INCOME FOR INDIVIDUALS. For individual shareholders, a portion of the dividends paid by a Portfolio may be qualified dividends eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Portfolio out of dividends earned on the Portfolio's investment in stocks of domestic corporations and qualified foreign corporations.

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

         Both a Portfolio and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, a Portfolio must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares.

         While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

         After the close of its fiscal year, each Portfolio will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Portfolio's income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

         DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS. If you are a corporate shareholder, a percentage of the dividends paid by certain Portfolios for the most recent fiscal year qualified for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by a Portfolio as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. If a Portfolio's income is derived primarily from either investments in foreign rather than domestic securities or interest rather than dividends, generally none or a minimal amount of its distributions are expected to qualify for the corporate dividends-received deduction.

         INVESTMENT IN COMPLEX SECURITIES. The Portfolios may invest in complex securities that could be subject to numerous special and complex tax rules. These rules could accelerate the recognition of income by a Portfolio (possibly causing the Portfolio to sell securities to raise the cash for necessary distributions) and/or defer a Portfolio's ability to recognize a loss, and, in limited cases, subject a Portfolio to U.S. federal income tax on income from certain foreign securities. These rules could also affect whether gain or loss recognized by a Portfolio is treated as ordinary or capital, or as interest or dividend income. These rules could, therefore, affect the amount, timing or character of the income distributed to you by a Portfolio. For example:

         Derivatives. Each Portfolio is permitted to invest in certain options, futures, forwards or foreign currency contracts. If a Portfolio makes these investments, it could be required to mark-to-market these contracts and realize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, the Portfolio also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income) and December 31 (for taxable ordinary income), and to realize and distribute any resulting income and gains.

         Short sales and securities lending transactions. A Portfolio's entry into a short sale transaction or an option or other contract could be treated as the "constructive sale" of an "appreciated financial position," causing it to realize gain, but not loss, on the position. Additionally, a Portfolio's entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

         Tax straddles. A Portfolio's investment in options, futures, forwards, or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If the Portfolio's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Portfolio could be deemed to have entered into a tax "straddle" or to hold a "successor position" that would require any loss realized by it to be deferred for tax purposes.

         BACKUP WITHHOLDING. By law, the Portfolio must withhold a portion of your taxable dividends and sales proceeds unless you:

         o provide your correct social security or taxpayer identification number,
         o    certify that this number is correct,
         o    certify that you are not subject to backup withholding, and
         o certify that you are a U.S. person (including a U.S. resident alien).

         The Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special U.S. tax certification requirements applicable to non-U.S. investors are described under the "Non-U.S. Investors" heading below.

         NON-U.S. INVESTORS. Non-U.S. Investors may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Foreign persons should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

         In general. The United States imposes a flat 30% withholding tax (or lower treaty rate) on U.S. source dividends.

         Capital Gain Dividends & Short-Term Capital Gain Dividends. In general, capital gain dividends paid by a Portfolio from either long-term or short-term capital gains (other than gain realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

         Interest-Related Dividends. Also, interest-related dividends paid by a Portfolio from qualified interest income are not subject to U.S. withholding tax. "Qualified interest income" includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Portfolio is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.

         Disposition of a U.S. Real Property Interest. In addition, the Portfolios may invest in securities of corporations or real estate investment trusts (REITs) that invest in real property. The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest as if he or she were a U.S. person. Such gain is sometimes referred to as FIRTPA gain. To the extent that the Portfolio realizes a gain on its investment in a U.S. real property interest, or receives a distribution from the gain on the sale of a U.S. real property interest realized on one of its investments, and passes that gain through to its shareholders, such a distribution when made to a non-U.S. shareholder may be subject to U.S. withholding tax at a rate of 35% and may require the filing of a nonresident U.S. income tax return.

         Other. Ordinary dividends paid by a Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. If you hold your Portfolio shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return. The exemption from withholding for short-term capital gain dividends and interest-related dividends paid by a Portfolio is effective for dividends paid with respect to taxable years of the Portfolio beginning after December 31, 2004 and before January 1, 2008.

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         U.S. Estate Tax. A partial exemption from U.S estate tax may apply to stock in a Portfolio held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by the Portfolio at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008.

         U.S. Tax Certification Rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

         THIS DISCUSSION OF "TAXES" IS NOT INTENDED OR WRITTEN TO BE USED AS TAX ADVICE AND DOES NOT PURPORT TO DEAL WITH ALL FEDERAL TAX CONSEQUENCES APPLICABLE TO ALL CATEGORIES OF INVESTORS, SOME OF WHICH MAY BE SUBJECT TO SPECIAL RULES. YOU SHOULD CONSULT YOUR OWN TAX ADVISOR REGARDING YOUR PARTICULAR CIRCUMSTANCES BEFORE MAKING AN INVESTMENT IN THE PORTFOLIO.

INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS

         The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to the Portfolios, subject to the supervision and direction of the Trust's Board of Trustees. The Manager also provides investment management services to certain of the other Delaware Investments Funds. An affiliate of the Manager also manages private investment accounts. While investment decisions of each Portfolio are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for each Portfolio. The Manager pays the salaries of all directors, officers and employees who are affiliated with both the Manager and the Portfolios.

         As of September 30, 2005, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $110 billion in assets in various institutional or separately managed, investment company and insurance accounts.

         The Investment Management Agreement for the Moderate Allocation Portfolio and the Conservative Allocation Portfolio is dated April 1, 1999 and was approved by shareholders on March 17, 1999. The Investment Management Agreement for the Aggressive Allocation Portfolio is dated April 15, 1999 and was approved by shareholders on April 13, 1999. Each Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of a Portfolio, and only if the terms and the renewal thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement is terminable without penalty on 60 days' notice by the Trustees of the Trust or by the Manager. Each Agreement will terminate automatically in the event of its assignment. Pursuant to the Agreements, the Manager is paid an annual fee equal to 0.25% of average daily net assets of each of the Portfolios.

         Except for those expenses borne by the Manager under the Investment Management Agreement and the Distributor under the Distribution Agreements, the Portfolios are responsible for all of their own expenses. Among others, these include a Portfolio's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

         The Manager has contracted to waive that portion, if any, of the annual investment management fees payable by the Portfolios and to pay each Portfolio's expenses to the extent necessary to ensure that each Portfolio's "Total Operating Expenses" does not exceed 0.55% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses, certain insurance costs and applicable 12b-1 expenses) through January 31, 2007.

         Investment management fees incurred, paid and waived for the fiscal years ended September 30, 2005, 2004, and 2003 with respect to each Portfolio were as follows:

        ----------------------------------------- --------------------- ---------------------- ---------------------
                                                          2005                  2004                   2003
        ----------------------------------------- --------------------- ---------------------- ---------------------
        AGGRESSIVE ALLOCATION PORTFOLIO           $96,739 earned        $87,124 earned         $54,917 earned
                                                  $  7,985 paid         $-0- paid              $-0- paid
                                                  $88,754 waived        $87,124 waived         $54,917 waived
        ----------------------------------------- --------------------- ---------------------- ---------------------
        MODERATE ALLOCATION PORTFOLIO             $86,425 earned        $92,630 earned         $71,101 earned
                                                  $10,655 paid          $-0- paid              $-0- paid
                                                  $75,770 waived        $92,630 waived         $71,101 waived
        ----------------------------------------- --------------------- ---------------------- ---------------------
        CONSERVATIVE ALLOCATION PORTFOLIO         $77,097 earned        $71,808 earned         $56,923 earned
                                                  $-0- paid             $-0- paid              $-0- paid
                                                  $77,097 waived        $71,808 waived         $56,923 waived
        ----------------------------------------- --------------------- ---------------------- ---------------------

PORTFOLIO MANAGERS

         The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of September 30, 2005.


                                                                                   NO. OF ACCOUNTS         TOTAL ASSETS IN
                                                                                         WITH               ACCOUNTS WITH
                                                                                  PERFORMANCE-BASED          PERFORMANCE-
                                         NO. OF ACCOUNTS   TOTAL ASSETS MANAGED          FEES                 BASED FEES
                                         ---------------   --------------------   -----------------        ---------------

PATRICK P. COYNE
    Registered Investment Companies            17              $2.6 billion               0                       $0
    Other Pooled Investment Vehicles            0                   $0                    0                       $0
    Other Accounts                              3             $450.0 million              0                       $0
CHRISTOPHER S. ADAMS

    Registered Investment Companies             7              $4.0 billion               0                       $0
    Other Pooled Investment Vehicles            2             $10.8 million               0                       $0
    Other Accounts                             17              $1.7 billion               0                       $0
FRANCIS X. MORRIS

    Registered Investment Companies             7              $4.0 billion               0                       $0
    Other Pooled Investment Vehicles            2             $10.8 million               0                       $0
    Other Accounts                             17              $1.7 billion               0                       $0
MICHAEL S. MORRIS

    Registered Investment Companies             7              $4.0 billion               0                       $0
    Other Pooled Investment Vehicles            2             $10.8 million               0                       $0
    Other Accounts                             17              $1.7 billion               0                       $0
DONALD G. PADILLA
    Registered Investment Companies             7              $4.0 billion               0                       $0
    Other Pooled Investment Vehicles            2             $10.8 million               0                       $0
    Other Accounts                             17              $1.7 billion               0                       $0

         DESCRIPTION OF MATERIAL CONFLICTS OF INTEREST

         Individual portfolio managers may perform investment management services for other accounts similar to those provided to the Portfolios and the investment action for each account and Portfolio may differ. For example, one account or Portfolio may be selling a security, while another account or Portfolio may be purchasing or holding the same security. As a result, transactions executed for one account and Portfolio may adversely affect the value of securities held by another account. Additionally, the management of multiple accounts and Portfolios may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple accounts and Portfolios. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or Portfolio. The investment opportunity may be limited, however, so that all accounts and Portfolios for which the investment would be suitable may not be able to participate. The Manager has adopted procedures designed to allocate investments fairly across multiple accounts.

         A portfolio manager's management of personal accounts also may present certain conflicts of interest. While Delaware's code of ethics is designed to address these potential conflicts, there is no guarantee that it will be able to do so.

         COMPENSATION STRUCTURE

         Each portfolio's manager's compensation consists of the following:

BASE SALARY - Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

BONUS -- The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Delaware keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) create the "bonus pool" for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor having the largest share.

         Due to transitioning of responsibilities of this team during the year, 100% of their bonuses for the prior year were subjective, determined in part based on performance of the funds managed as compared to the appropriate Lipper peer groups for a one-year period. It is anticipated that going forward an objective component will be added.

DEFERRED COMPENSATION - Each named portfolio manager is eligible to participate in the Lincoln National Corporation Executive Deferred Compensation Plan, which is available to all employees whose income exceeds a designated threshold. The Plan is a non-qualified unfunded deferred compensation plan that permits participating employees to defer the receipt of a portion of their cash compensation.

STOCK OPTION INCENTIVE PLAN/EQUITY COMPENSATION PLAN - Portfolio managers may be awarded options to purchase common shares of Delaware Investments U.S., Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan (non-statutory or "non-qualified" stock options). In addition, certain portfolio managers may be awarded restricted stock units, or "performance shares", in Lincoln National Corporation. Delaware Investments U.S., Inc., is an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Holdings, Inc., is in turn a wholly-owned, indirect subsidiary of Lincoln National Corporation.

         The Delaware Investments U.S., Inc. Stock Option Plan was established in 2001 in order to provide certain Delaware investment personnel with a more direct means of participating in the growth of the investment manager. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after issuance. Options are awarded from time to time by the investment manager in its full discretion. Option awards may be based in part on seniority. The fair market value of the shares is normally determined as of each June 30 and December 31. Shares issued upon the exercise of such options must be held for six months and one day, after which time the shareholder may put them back to the issuer or the shares may be called back from the shareholder.

         Portfolio managers who do not participate in the Delaware Investments U.S., Inc. Stock Option Plan are eligible to participate in Lincoln's Long-Term Incentive Plan, which is designed to provide a long-term incentive to officers of Lincoln. Under the plan, a specified number of performance shares are allocated to each unit and are awarded to participants in the discretion of their managers in accordance with recommended targets related to the number of employees in a unit that may receive an award and the number of shares to be awarded. The performance shares have a three-year vesting schedule and, at the end of the three years, the actual number of shares distributed to those who received awards may be equal to, greater than or less than the amount of the award based on Lincoln's achievement of certain performance goals relative to a pre-determined peer group.

OTHER COMPENSATION - Portfolio managers may also participate in benefit plans and programs available generally to all employees.

         OWNERSHIP OF SECURITIES

         As of September 30, 2005, the portfolio managers described above did not beneficially own any shares in the Portfolios.

PROXY VOTING

         The Portfolios have formally delegated to the Manager the ability to make all proxy voting decisions in relation to portfolio securities held by the Portfolios. If and when proxies need to be voted on behalf of the Portfolios, the Manager will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the "Procedures"). The Manager has established a Proxy Voting Committee (the "Committee") which is responsible for overseeing the Manager's proxy voting process for the Portfolios. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Portfolios.

         In order to facilitate the actual process of voting proxies, the Manager has contracted with Institutional Shareholder Services ("ISS") to analyze proxy statements on behalf of the Portfolios and the Manager's other clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS's proxy voting activities. If a proxy has been voted for the Portfolios, ISS will create a record of the vote. Information, if any, regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Portfolios' Web site at www.delawareinvestments.com; and (ii) on the Commission's Web site at www.sec.gov.

         The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Manager will normally vote against management's position when it runs counter to its specific Proxy Voting Guidelines (the "Guidelines"), and the Manager will also vote against management's recommendation when it believes that such position is not in the best interests of the Portfolios.

         As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Portfolios. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) generally vote for debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved; (iv) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (v) generally vote against proposals to create a new class of common stock with superior voting rights; (vi) generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; (vii) generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms; (viii) votes with respect to management compensation plans are determined on a case-by-case basis; (ix) generally vote for reports on the level of greenhouse gas emissions from the company's operations and products; and (x) generally vote for proposals asking for a report on the feasibility of labeling products containing genetically modified ingredients.

         Because the Portfolios have delegated proxy voting to the Manager, the Portfolios are not expected to encounter any conflict of interest issues regarding proxy voting and therefore do not have procedures regarding this matter. However, the Manager does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which the Manager receives on behalf of the Portfolios are voted by ISS in accordance with the Procedures. Because almost all Portfolio proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Manager to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Manager during the proxy voting process. In the very limited instances where the Manager is considering voting a proxy contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the Manager. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Portfolios. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Portfolios.

DISTRIBUTION AND SERVICE

         The Distributor, which is located at 2005 Market Street, Philadelphia, PA 19103-7094, acts as national distributor for each Portfolio and for the other Delaware Investments Funds. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Portfolio on behalf of Class A Shares, Class B Shares, Class C Shares and Class R Shares under their respective 12b-1 Plans.

         The Distributor received net commissions from each Portfolio on behalf of Class A Shares, after re-allowances to dealers, as follows:

------------------------------------------------------------------------------------------
                         AGGRESSIVE ALLOCATION PORTFOLIO A CLASS
------------------------------------------------------------------------------------------
                              AMOUNT OF             TOTAL AMOUNTS              NET
         FISCAL              UNDERWRITING            REALLOWED             COMMISSION
       YEAR ENDED             COMMISSION             TO DEALERS          TO DISTRIBUTOR
------------------------- -------------------- ----------------------- -------------------
        9/30/05               $74,405                 $61,921             $12,484
        9/30/04               $51,701                 $43,344              $8,357
        9/30/03               $71,337                 $67,564              $3,773
------------------------- -------------------- ----------------------- -------------------

------------------------------------------------------------------------------------------
                          MODERATE ALLOCATION PORTFOLIO A CLASS
------------------------------------------------------------------------------------------
                               AMOUNT OF            TOTAL AMOUNTS              NET
         FISCAL              UNDERWRITING            REALLOWED             COMMISSION
       YEAR ENDED             COMMISSION             TO DEALERS          TO DISTRIBUTOR
------------------------- -------------------- ----------------------- -------------------
        9/30/05               $70,011                 $56,905             $13,106
        9/30/04               $28,632                 $23,782              $4,850
        9/30/03               $91,141                 $85,852              $5,289
------------------------- -------------------- ----------------------- -------------------

------------------------------------------------------------------------------------------
                        CONSERVATIVE ALLOCATION PORTFOLIO A CLASS
------------------------------------------------------------------------------------------
                               AMOUNT OF            TOTAL AMOUNTS              NET
         FISCAL              UNDERWRITING           REALLOWED             COMMISSION
       YEAR ENDED             COMMISSION           TO DEALERS           TO DISTRIBUTOR
------------------------- ------------------- ---------------------- ---------------------
        9/30/05               $13,934                $11,352                $2,582
        9/30/04               $19,721                $16,162                $3,559
        9/30/03               $47,846                $45,998                $1,848
------------------------- ------------------- ---------------------- ---------------------

         The Distributor received in the aggregate Limited CDSC or other CDSC payments with respect to Class A Shares, Class B Shares and Class C Shares as follows:

-------------------------- ---------------------------------------------------------------
                                          AGGRESSIVE ALLOCATION PORTFOLIO
                           ---------------------------------------------------------------
                             CLASS A SHARES
         FISCAL               LIMITED CDSC        CLASS B SHARES        CLASS C SHARES
       YEAR ENDED                PAYMENTS           CDSC PAYMENTS         CDSC PAYMENTS
-------------------------- ------------------- --------------------- ---------------------
         9/30/05                  $16                 $4,733                  $203
         9/30/04                   $0                 $5,929                  $572
         9/30/03                   $0                 $5,665                  $184
-------------------------- ------------------- --------------------- ---------------------

-------------------------- ---------------------------------------------------------------
                                           MODERATE ALLOCATION PORTFOLIO
                           ---------------------------------------------------------------
                             CLASS A SHARES
         FISCAL               LIMITED CDSC        CLASS B SHARES        CLASS C SHARES
       YEAR ENDED                PAYMENTS           CDSC PAYMENTS         CDSC PAYMENTS
-------------------------- ------------------- --------------------- ---------------------
         9/30/05                   $0                 $6,072                   $91
         9/30/04                   $0                 $5,643                $1,024
         9/30/03                   $0                 $4,394                   $85
-------------------------- ------------------- --------------------- ---------------------

-------------------------- ---------------------------------------------------------------
                                         CONSERVATIVE ALLOCATION PORTFOLIO
                           ---------------------------------------------------------------
                             CLASS A SHARES
         FISCAL               LIMITED CDSC        CLASS B SHARES        CLASS C SHARES
       YEAR ENDED                PAYMENTS           CDSC PAYMENTS         CDSC PAYMENTS
-------------------------- ------------------- --------------------- ---------------------
         9/30/05                   $3                 $1,415                   $26
         9/30/04                   $0                 $2,393                   $30
         9/30/03                   $0                   $306                   $36
-------------------------- ------------------- --------------------- ---------------------

        Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of the Manager, serves as the Portfolios' financial intermediary wholesaler pursuant to a Second Amended and Restated Financial Intermediary Distribution Agreement with the Distributor. LFD is primarily responsible for promoting the sale of the Portfolio shares through broker/dealers, financial advisors and other financial intermediaries (collectively, "Financial Intermediaries"). The address of LFD is 2001 Market Street, Philadelphia, PA 19103-7055. The rate of compensation, which is calculated and paid monthly, to LFD for the sales of shares of the retail Delaware Investments Funds (excluding the shares of Delaware VIP Trust series, money market funds and house accounts and shares redeemed within 30 days of purchase) is a non-recurring fee equal to the amount shown below:

---------------------------------------------------------------------------------------- ---------------------------
                                                                                           Basis Points on Sales
---------------------------------------------------------------------------------------- ---------------------------
Retail Mutual Portfolios (Class A, B and C Shares)                                                 0.50%
---------------------------------------------------------------------------------------- ---------------------------
Merrill Lynch Connect Program                                                                      0.25%
---------------------------------------------------------------------------------------- ---------------------------
Registered Investment Advisors and
H.D. Vest Institutional Classes 0.45%
---------------------------------------------------------------------------------------- ---------------------------
Citigroup Global Capital Markets, Inc. (formerly Salomon Smith Barney) and                           0%
Delaware International Value Equity Portfolio Class I Shares
---------------------------------------------------------------------------------------- ---------------------------

        In addition to the non-recurring fee set forth above, the Distributor pays LFD a fee at the annual rate set forth below of the average daily net assets of Portfolio shares of the Delaware Investments retail funds outstanding and beneficially owned by shareholders through Financial Intermediaries, including those Portfolio shares sold before the date of this Agreement.


---------------------------------------------------------------------------------------- ---------------------------
                                                                                           Basis Points on Sales
---------------------------------------------------------------------------------------- ---------------------------
Retail Mutual Portfolios (including shares of money market funds and house accounts                0.04%
and shares redeemed within 30 days of purchase)
---------------------------------------------------------------------------------------- ---------------------------
Merrill Lynch Connect Program                                                                         0%
---------------------------------------------------------------------------------------- ---------------------------
Registered Investment Advisors and
H.D. Vest Institutional Classes 0.04%
---------------------------------------------------------------------------------------- ---------------------------
Citigroup Global Capital Markets, Inc. (formerly Salomon Smith Barney) and                         0.04%
Delaware International Value Equity Portfolio Class I Shares
---------------------------------------------------------------------------------------- ---------------------------

         The fees associated with LFD's services to the Portfolios are borne exclusively by the Distributor and not by the Portfolios.

TRANSFER AGENT

         The Transfer Agent is an affiliate of the Manager and is located at 2005 Market Street, Philadelphia, PA 19103-7094. The Transfer Agent serves as the Portfolios' shareholder servicing, dividend disbursing and transfer agent pursuant to a Shareholders Services Agreement. The Transfer Agent is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. The Transfer Agent also acts as shareholder servicing, dividend disbursing and transfer agent for the other Delaware Investments Funds. The Transfer Agent is paid a fee by each Portfolio for providing these services consisting of an annual per account charge of $23.10 per annum for each open and closed account on its records and each account held on a sub-accounting system maintained by firms that hold accounts on an omnibus basis. These charges are assessed monthly on a pro rata basis and determined by using the number of accounts maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the disinterested Trustees.

         Delaware Service Company, Inc. also provides accounting services to the Portfolios pursuant to a separate Fund Accounting Agreement. Those services include performing all functions related to calculating the Portfolios' net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, Delaware Service Company, Inc. is paid a fee based on total assets of all of the Delaware Investments Funds for which it provides such accounting services. Such fee is equal to 0.04% multiplied by the total amount of assets in the complex for which Delaware Service Company, Inc. furnishes accounting services. The fees are charged to the Portfolios and the other Delaware Investments Funds on an aggregate pro rata basis. The asset-based fee payable to Delaware Service Company, Inc. is subject to a minimum fee calculation based on the type and number of classes per Delaware Investments Fund.

         The Portfolios have authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Portfolios. For purposes of pricing, the Portfolios will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.

CUSTODIAN

         The JPMorgan Chase Bank ("JPMorgan"), 4 Chase Metrotech Center, Brooklyn, NY 11245 is custodian of each Portfolio's securities and cash. As custodian for a Portfolio, JPMorgan maintains a separate account or accounts for a Portfolio; receives, holds and releases portfolio securities on account of a Portfolio; receives and disburses money on behalf of a Portfolio; and collects and receives income and other payments and distributions on account of a Portfolio's portfolio securities.

CODE OF ETHICS

     The Delaware Investments Funds, the Manager and the Distributor, in compliance with SEC Rule 17j-1 under the 1940 Act, have adopted Codes of Ethics which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Portfolios, subject to the requirements set forth in Rule 17j-1 and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics are on public file with, and are available from, the SEC.

OFFICERS AND TRUSTEES

         The business and affairs of the Trust are managed under the direction of its Board of Trustees. Certain officers and Trustees of the Trust hold identical positions in each of the other Delaware Investments Funds. As of December 31, 2005, the Trust's officers and Trustees owned less than 1% of the outstanding shares of each Class of each Portfolio. The Trust's Trustees and principal officers are noted below along with their ages and their business experience for the past five years.


---------------------------- ------------ ----------------- ------------------------------ ------------------ ----------------------
                                                                                                NUMBER OF
                                                                                           PORTFOLIOS IN FUND
                                                                                            COMPLEX OVERSEEN
                             POSITION(S)                                                           BY           OTHER DIRECTORSHIPS
                              HELD WITH    LENGTH OF TIME   PRINCIPAL OCCUPATION(S) DURING  TRUSTEE/DIRECTOR     HELD BY TRUSTEE/
NAME, ADDRESS AND BIRTHDATE    FUND(S)         SERVED                PAST 5 YEARS              OR OFFICER       DIRECTOR OR OFFICER
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
JUDE T. DRISCOLL(2)           Chairman,       5 Years -         Since August 2000, Mr.             87                  None
2005 Market Street           President,   Executive Officer      Driscoll has served
Philadelphia, PA 19103          Chief                           in various executive
                              Executive   2 Year - Trustee     capacities at different
March 10, 1963               Officer and                          times at Delaware
                               Trustee                              Investments(1)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
THOMAS L. BENNETT              Trustee     Since March 23,        Private Investor -               87                  None
2005 Market Street                              2005            (March 2004 - Present)
Philadelphia, PA 19103
                                                                 Investment Manager -
October 4, 1947                                                  Morgan Stanley & Co.
                                                              (January 1984 - March 2004)
------------------------------------------------------------------------------------------------------------------------------------
JOHN A. FRY                    Trustee         4 Years                President -                  87               Director -
2005 Market Street                                            Franklin & Marshall College                        Community Health
Philadelphia, PA 19103                                           (June 2002 - Present)                                Systems

May 28, 1960                                                  Executive Vice President -
                                                              University of Pennsylvania
                                                               (April 1995 - June 2002)
------------------------------------------------------------------------------------------------------------------------------------
ANTHONY D. KNERR               Trustee        12 Years        Founder/Managing Director -          87                  None
2005 Market Street                                            Anthony Knerr & Associates
Philadelphia, PA 19103                                          (Strategic Consulting)
                                                                   (1990 - Present)
December 7, 1938

------------------------------------------------------------------------------------------------------------------------------------
LUCINDA S. LANDRETH            Trustee     Since March 23,     Chief Financial Officer -           87                  None
2005 Market Street                              2005                Assurant, Inc.
Philadelphia, PA 19103                                                (Insurance)
                                                                     (2002 - 2004)
June 24, 1947
                                                              Chief Investment Officer -
                                                               Fortis, Inc. (Mutual Fund
                                                                      Insurance)
                                                                      (1997-2001)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (continued)
------------------------------------------------------------------------------------------------------------------------------------
ANN R. LEVEN                   Trustee       16 Years                                              87           Director and Audit
2005 Market Street                                                Retired since 1999                          Committee Chairperson
Philadelphia, PA 19103                                                                                            - Andy Warhol
                                                            Treasurer/Chief Fiscal Officer                          Foundatio

November 1, 1940                                               - National Gallery of Art                        Director and Audit
                                                                     (1994 - 1999)                              Committee Member -
                                                                                                                   Systemax Inc.

------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
THOMAS F. MADISON              Trustee       11 Years          President/Chief Executive           87              Director -
2005 Market Street                                           Officer - MLM Partners, Inc.                         Banner Health
Philadelphia, PA 19103                                        (Small Business Investing &
                                                                  Consulting)                                      Director -
February 25, 1936                                              (January 1993 - Present)                        Center Point Energy

                                                                                                               Director and Audit
                                                                                                               Committee Member -
                                                                                                               Digital River Inc.

                                                                                                               Director and Audit
                                                                                                               Committee Member -
                                                                                                               Rimage Corporation

                                                                                                                   Director -
                                                                                                               Valmont Industries,
                                                                                                                      Inc.
------------------------------------------------------------------------------------------------------------------------------------
JANET L. YEOMANS               Trustee        6 Years          Vice President ((January            87                  None
2005 Market Street                                            2003-Present) and Treasurer
Philadelphia, PA 19103                                         (January 2006-Present) -
                                                                    3M Corporation
July 31, 1948
                                                                  Ms. Yeomans has held
                                                                   various management
                                                                   positions at 3M
                                                                Corporation since 1983.
------------------------------------------------------------------------------------------------------------------------------------
J. RICHARD ZECHER              Trustee     Since March 23,            Founder -                    87           Director and Audit
2005 Market Street                              2005             Investor Analytics                             Committee Member -
Philadelphia, PA 19103                                             (Risk Management)                            Investor Analytics
                                                                 (May 1999 - Present)
July 3, 1940                                                                                                    Director and Audit
                                                                                                                Committee Member -
                                                                                                                   Oxigene, Inc.

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL P. BISHOF             Senior Vice  Chief Financial     Mr. Bishof has served in            87                 None(3)
2005 Market Street           President and  Officer since     various executive capacities
Philadelphia, PA 19103           Chief      February 17,     at different times at Delaware
                               Financial        2005                 Investments
August 18, 1962                 Officer
------------------------------------------ ---------------- -------------------------------- ----------------- ---------------------
DAVID F. O'CONNOR                Vice        Since October   Mr. O'Connor has served as Vice       87                 None(3)
2005 Market Street            President,       25, 2005      President and Deputy General
Philadelphia, PA 19103      Deputy General                        Counsel of Delaware
                              Counsel and                       Investments since 2000.
December 2, 1963               Secretary
------------------------------------------------------------------------------------------------------------------------------------
DAVID P.  O'CONNOR            Senior Vice    Since October       Mr. O'Connor has served           87                 None(3)
2005 Market Street            President,       25, 2005        in variour executive and
Philadelphia, PA 19103          General                       legal capacities at different
                                Counsel                      times  at Delaware Investments
                               and Chief
December 2, 1963             Legal Officer
------------------------------------------ ---------------- -------------------------------- ----------------- ---------------------
JOHN J. O'CONNOR              Senior Vice   Treasurer since   Mr. O'Connor has served in           87                 None(3)
2005 Market Street           President and   February 17,    various executive capacities
Philadelphia, PA 19103         Treasurer          2005       at different times at Delaware
                                                                      Investments

June 16, 1957
------------------------------------------------------------------------------------------------------------------------------------

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Portfolios' investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Portfolios' manager and distributor.
(3) Messrs. Michael P. Bishof, David F. Connor, David P. O'Connor and John J. O'Connor also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter and transfer agent as the Trust. Mr. John J. O'Connor also serves in a similar capacity for Lincoln Variable Insurance Trust, which has the same investment adviser as the Trust.

         The following is additional information regarding investment professionals affiliated with the Trust:

---------------------------------- ------------------------------------ ---------------- --------------------------------------
                                                                        LENGTH OF TIME    PRINCIPAL OCCUPATION(S) DURING PAST
NAME, ADDRESS AND BIRTHDATE          POSITION(S) HELD WITH THE TRUST        SERVED                      5 YEARS
---------------------------------- ------------------------------------ ---------------- --------------------------------------
PATRICK P. COYNE                    Executive Vice President/Managing       1 Year          During the past five years, Mr.
2005 Market Street                 Director/Head of Equity Investments                        Coyne has served in various
Philadelphia, PA 19103-7094                                                                capacities at different times at
                                                                                                 Delaware Investments.

April 14, 1963
---------------------------------- ------------------------------------ ---------------- --------------------------------------
CHRISTOPHER R. ADAMS                Vice President and Senior Equity        9 Years         During the past five years, Mr.
                                        Analyst - Delaware Group                              Adams has served in various
2005 Market Street                          Foundation Funds                               capacities at different times at
Philadelphia, PA 19103-7094                                                                      Delaware Investments.

April 24, 1962
---------------------------------- ------------------------------------ ---------------- --------------------------------------
FRANCIS X. MORRIS                     Senior Vice President/Senior          7 Years        Mr. Morris has served in various
2005 Market Street                          Portfolio Manager                              executive capacities at different
Philadelphia, PA 19103-7094                                                                 times at Delaware Investments.

March 28, 1961
---------------------------------- ------------------------------------ ---------------- --------------------------------------
MICHAEL S. MORRIS                     Vice President/Senior Equity          1 Year         Mr. Morris has served in various
2005 Market Street                      Analyst - Delaware Group                           executive capacities at different
Philadelphia, PA 19103-7094                 Foundation Funds                                times at Delaware Investments.

September 5, 1968
---------------------------------- ------------------------------------ ---------------- --------------------------------------
DONALD G. PADILLA                   Vice President/Equity Analyst II        1 Year          During the past five years, Mr.
2005 Market Street                                                                           Padilla has served in various
Philadelphia, PA 19103-7094                                                                capacities at different times at
                                                                                                 Delaware Investments.
AUGUST 8, 1964
---------------------------------- ------------------------------------ ---------------- --------------------------------------

         The following table shows each Trustee's ownership of shares of each Portfolio and of all Delaware Investments Funds as of December 31, 2005, unless otherwise noted.

------------------------ ---------------------------------------------------- -----------------------------------------------------
                                                                                AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                                                                               REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE
NAME                     DOLLAR RANGE OF EQUITY SECURITIES IN THE PORTFOLIOS            IN FAMILY OF INVESTMENT COMPANIES
------------------------ ---------------------------------------------------- -----------------------------------------------------
Jude T. Driscoll                                None                                             $50,000-$100,000
------------------------ ---------------------------------------------------- -----------------------------------------------------
Thomas L. Bennett(1)                            None                                                   None
------------------------ ---------------------------------------------------- -----------------------------------------------------
John A. Fry                                    None(2)                                            Over $100,000
------------------------ ---------------------------------------------------- -----------------------------------------------------
Anthony D. Knerr                                None                                             $10,001-$50,000
------------------------ ---------------------------------------------------- -----------------------------------------------------
Lucinda S. Landreth(1)                          None                                             $10,001-$50,000
------------------------ ---------------------------------------------------- -----------------------------------------------------
Ann R. Leven                                    None                                              Over $100,000
------------------------ ---------------------------------------------------- -----------------------------------------------------
Thomas F. Madison                               None                                             $10,001-$50,000
------------------------ ---------------------------------------------------- -----------------------------------------------------
Janet L. Yeomans                                None                                             $50,001-$100,000
------------------------ ---------------------------------------------------- -----------------------------------------------------
J. Richard Zecher(1)                            None                                                   None
-----------------------------------------------------------------------------------------------------------------------------------

(1) Trustee elected to the Board on March 23, 2005; information provided as of that date.
(2) As of December 31, 2005, John A. Fry held assets in a 529 Plan account. Under the terms of the Plan, a portion of the assets held in the Plan may be invested in the Portfolios. Mr. Fry held no shares of the Portfolios outside of the Plan as of December 31, 2005.

         The following is a compensation table listing for each Trustee entitled to receive compensation, the aggregate compensation received from the Trust and the total compensation received from all investment companies in the Delaware Investments Funds for which he or she serves as a Trustee/Director or Trustee for the Portfolios' fiscal year ended September 30, 2005 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Trustees/Directors as of September 30, 2005. Only the Trust's independent Trustees receive compensation for their services as members of the Trust's Board of Trustees.

------------------------- ----------------------- -------------------------- ---------------------- ----------------------------
                                AGGREGATE           PENSION OR RETIREMENT      ESTIMATED ANNUAL       TOTAL COMPENSATION FROM
                          COMPENSATION FROM THE   BENEFITS ACCRUED AS PART       BENEFITS UPON       THE INVESTMENT COMPANIES
NAME(3)                         TRUST OF             PORTFOLIO EXPENSES          RETIREMENT(1)       IN DELAWARE INVESTMENTS(2)
------------------------- ----------------------- -------------------------- ---------------------- ----------------------------
Thomas L. Bennett                 $1,757                    None                    $70,000                   $60,000
------------------------- ----------------------- -------------------------- ---------------------- ----------------------------
John A. Fry(4)                    $3,644                    None                    $70,000                  $107,842
------------------------- ----------------------- -------------------------- ---------------------- ----------------------------
Anthony D. Knerr                  $3,922                    None                    $70,000                  $129,742
------------------------- ----------------------- -------------------------- ---------------------- ----------------------------
Lucinda S. Landreth               $1,760                    None                    $70,000                   $60,100
------------------------- ----------------------- -------------------------- ---------------------- ----------------------------
Ann R. Leven                      $4,069                    None                    $70,000                  $135,000
------------------------- ----------------------- -------------------------- ---------------------- ----------------------------
Thomas F. Madison                 $3,841                    None                    $70,000                  $127,500
------------------------- ----------------------- -------------------------- ---------------------- ----------------------------
Janet L. Yeomans                  $3,694                    None                    $70,000                  $122,500
------------------------- ----------------------- -------------------------- ---------------------- ----------------------------
J. Richard Zecher                 $1,757                    None                    $70,000                   $60,000
------------------------- ----------------------- -------------------------- ---------------------- ----------------------------

(1) Under the terms of the Delaware Investments Retirement Plan for Trustees/Directors, each disinterested Trustee/Director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each Delaware Investments investment company for which he or she serves as Trustee/Director for a period equal to the lesser of the number of years that such person served as a Trustee/Director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to trustees/directors of each investment company at the time of such person's retirement. If an eligible Trustee/Director retired as of June 30, 2005, he or she would be entitled to annual payments totaling the amounts noted above, in the aggregate, from all of the Delaware Investments investment companies for which he or she serves as a trustee or director, based on the number of Delaware Investments investment companies as of that date.

(2) Each independent Trustee/Director currently receives a total annual retainer fee of $70,000 for serving as a Trustee/ Director for all 32 investment companies in Delaware Investments, plus $5,000 for each Board Meeting attended. The following compensation is in the aggregate from all investment companies in the complex. Members of the audit committee receive additional compensation of $2,500 for each meeting. Members of the nominating committee receive additional compensation of $1,700 for each meeting. In addition, the chairpersons of the audit and nominating committees each receive an annual retainer of $10,000 and $1,500, respectively. The Coordinating Trustee/Director of the Delaware Investments funds receives an additional retainer of $25,000.

(3) Walter P. Babich and John H. Durham retired from the Board of Trustees of Equity Funds V and each of the 32 investment companies in the Delaware Investments Funds on March 22, 2005. Thomas L. Bennett, Lucinda S. Landreth and J. Richard Zecher joined the Board of Trustees/Directors of the 32 investment companies in the Delaware Investments Funds on March 23, 2005.

(4) In addition to this compensation, for the 12-month period ended on September 30, 2005, Mr. Fry received $13,108 in professional fees from Voyageur Funds for services provided to the Funds' Board.

         The Board of Trustees has the following committees:

         Audit Committee: This committee monitors accounting and financial reporting policies and practices, and internal controls for the Delaware Investments funds. It also oversees the quality and objectivity of the Delaware Investments Funds' financial statements and the independent audit thereof, and acts as a liaison between the Delaware Investments Funds' independent auditors and the full Board of Trustees. The Audit Committee of each Delaware Investments Fund consists of the following three independent Trustees appointed by the
Board: Ann R. Leven, Chairperson; Thomas F. Madison; and Jan L. Yeomans. The Audit Committee held four meetings during the Trust's last fiscal year.

        Nominating and Corporate Governance Committee: This committee recommends Board members, fills vacancies and considers the qualifications of Board members. The committee also monitors the performance of counsel for independent Trustees. The Nominating Committee will not consider selections for Board of Trustees nominations from shareholders. The Nominating Committee of each Portfolio currently consists of the following three Trustees appointed by the
Board: Anthony D. Knerr, Chairperson; John H. Durham; and John A. Fry, all of whom are independent. The Nominating Committee held eight meetings during the Trust's last fiscal year.

        Independent Trustee Committee: This committee develops and recommends to the Board a set of corporate governance principles and oversees the evaluation of the Board, its committees and its activities. The Independent Trustee Committee of the Trust consists of the Trustees who are not considered "interested persons" within the meaning of the 1940 Act. The Independent Trustee Committee held five meetings during the Trust's last fiscal year.

FINANCIAL STATEMENTS

Ernst & Young LLP serves as the Independent Registered Public Accounting Firm for the Trust and, in its capacity as such, audits the annual financial statements contained in the Portfolios' Annual Report. Each Portfolio's Statement of Net Assets, Statement of Assets and Liabilities,, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, Independent Registered Public Accounting Firm, for the fiscal year ended September 30, 2005 are included in its Annual Report to shareholders. The financial statements, the notes relating thereto, the financial highlights and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part B.

PRINCIPAL HOLDERS

         As of December 31, 2005, management believes the following accounts held 5% or more of the outstanding shares of a Class of the Portfolios. The Portfolios have no knowledge of beneficial ownership.

---------------------------- ---------------------------------------------------- ---------------
CLASS                        NAME AND ADDRESS OF ACCOUNT                              PERCENTAGE
---------------------------- ---------------------------------------------------- ---------------
Delaware Moderate            MCB Trust Services                                           46.79%
Allocation Portfolio         FBO Hoag Sheltered Savings Plan
Class A                      700 17th St. Suite 300
                             Denver, CO  80202-3531
---------------------------- ---------------------------------------------------- ---------------
                             MCB Trust Services                                           12.24%
                             Visiting Nurse Service P/S
                             700 17th St., Suite 300
                             Denver, CO  80202-3531
---------------------------- ---------------------------------------------------- ---------------
Delaware Moderate            MLPF&S                                                        7.31%
Allocation Portfolio         FBO its Customers
Class B                      4800 Deer Lake Dr. E
                             2nd Floor
                             Jacksonville, FL  32246-6484
---------------------------- ---------------------------------------------------- ---------------
Delaware Moderate            MLPF&S FBO its Customers                                     11.31%
Allocation Portfolio         4800 Deer Lake Dr. E
Class C                      2nd Floor
                             Jacksonville, FL  32246-6484
---------------------------- ---------------------------------------------------- ---------------
                             Wells Fargo Investments LLC                                   8.34%
                             625 Marquette Ave, Fl 13
                             Minneapolis, MN  55402-2308
---------------------------- ---------------------------------------------------- ---------------



---------------------------- ---------------------------------------------------- ---------------
CLASS                        NAME AND ADDRESS OF ACCOUNT                              PERCENTAGE
---------------------------- ---------------------------------------------------- ---------------
                             MCB Trust Services Trustee FBO                                6.82%
                             Genfed Federal Credit Union 401(k)
                             700 17th St., Suite 300
                             Denver, CO  80202-3531
---------------------------- ---------------------------------------------------- ---------------
Delaware Moderate
Allocation Portfolio
Class R Shares
---------------------------- ---------------------------------------------------- ---------------
Delaware Moderate            MCB Trust Services Cust FBO                                  69.76%
Allocation Portfolio         Southwest Graphics, P/S 401(k)
Institutional Class          700 17th St., Suite 300
                             Denver, CO  80202-3531
---------------------------- ---------------------------------------------------- ---------------
                             Delaware Management Business Tr-DIA                          23.96%
                             2005 Market St, Fl 9
                             Philadelphia, PA  19103
---------------------------- ---------------------------------------------------- ---------------
Delaware Aggressive          MCB Trust Services                                           30.75%
Allocation Portfolio         FBO Hoag Sheltered Savings Plan
Class A                      700 17th St. Suite 300
                             Denver, CO  80202-3531
---------------------------- ---------------------------------------------------- ---------------
                             MLPF&S FBO its Customers                                     18.73%
                             4800 Deer Lake Dr. E
                             2nd Floor
                             Jacksonville, FL  32246-6484
---------------------------- ---------------------------------------------------- ---------------
                             MCB Trust Services Trustee FBO                                5.11%
                             Coastal Ctr for Dev Srvs Mpp
                             700 17th St., Suite 300
                             Denver, CO  80202-3531
---------------------------- ---------------------------------------------------- ---------------
Delaware Aggressive          MLPF&S FBO its Customers                                      9.14%
Allocation Portfolio         4800 Deer Lake Dr. E
Class B                      2nd Floor
                             Jacksonville, FL  32246-6484
---------------------------- ---------------------------------------------------- ---------------
Delaware Aggressive          MLPF&S FBO its Customers                                     20.97%
Allocation Portfolio         4800 Deer Lake Dr. E
Class C                      2nd Floor
                             Jacksonville, FL  32246-6484
---------------------------- ---------------------------------------------------- ---------------


---------------------------- ---------------------------------------------------- ---------------
CLASS                        NAME AND ADDRESS OF ACCOUNT                              PERCENTAGE
---------------------------- ---------------------------------------------------- ---------------
Delaware Aggressive
Allocation Portfolio
Class R
---------------------------- ---------------------------------------------------- ---------------
Delaware Aggressive          Delaware Management Business Tr-DIA                          76.66%
Allocation Portfolio         2005 Market St, Fl 9
Institutional Class          Philadelphia, PA  19103
---------------------------- ---------------------------------------------------- ---------------
                             DMTC C/F Rollover IRA                                        18.60%
                             of Gina Lubert
                             28680 Brush Canyon Drive
                             Yorba Linda, CA  92887-6404
---------------------------- ---------------------------------------------------- ---------------
Delaware Conservative        MCB Trust Services                                           83.84%
Allocation Portfolio         FBO Hoag Sheltered Saving Plan
Class A                      700 17th St. Suite 300
                             Denver, CO  80202-3531
---------------------------- ---------------------------------------------------- ---------------
Delaware Conservative        MLPF&S FBO its Customers                                      6.88%
Allocation Portfolio         4800 Deer Lake Dr. E
Class B                      2nd Floor
                             Jacksonville, FL  32246-6484
---------------------------- ---------------------------------------------------- ---------------
                             Pershing LLC                                                  5.57%
                             P.O. Box 2052
                             Jersey City, NJ  07303-2052
---------------------------- ---------------------------------------------------- ---------------
                             NFS LLC FEBO                                                   5.44
                             Leslie R. Brown
                             648 W. Redwood Lane
                             Nampa, ID  83651-2471
---------------------------- ---------------------------------------------------- ---------------
                             DMTC C/F SIMPLE IRA Account of Thomas Enterprises             5.24%
                             of Clinton LLC
                             FBO Patricia Serviss
                             3 Dudley Towne Rd.
                             Killingworth, CT  06419-2416
---------------------------- ---------------------------------------------------- ---------------
Delaware Conservative        Wells Fargo Investments LLC                                  26.92%
Allocation Portfolio         608 2nd Avenue S FL 8
Class C                      Minneapolis, MN  55402-1927
---------------------------- ---------------------------------------------------- ---------------

---------------------------- ---------------------------------------------------- ---------------


---------------------------- ---------------------------------------------------- ---------------
CLASS                        NAME AND ADDRESS OF ACCOUNT                              PERCENTAGE
---------------------------- ---------------------------------------------------- ---------------
                             MCB Trust Services Trustee FBO                                8.68%
                             Lloyd's America, Inc. 401(k)
                             700 17th St., Suite 300
                             Denver, CO  80202-3531
---------------------------- ---------------------------------------------------- ---------------
                             MCB Trust Services Trustee FBO                                7.49%
                             Genfed Federal Credit Union 401(k)
                             700 17th St., Suite 300
                             Denver, CO  80202-3531
---------------------------- ---------------------------------------------------- ---------------
                             MLPF&S FBO its Customers                                      6.58%
                             400 Deer Lake Dr. E
                             2nd Floor
                             Jacksonville, FL  32246-6484
---------------------------- ---------------------------------------------------- ---------------
                             DMTC C/F SIMPLE IRA Account of                                6.04%
                             Thomas Enterprises of Clinton LLC
                             FBO Robert C. Serviss
                             3 Dudley Towne Rd.
                             Killingworth, CT  06419-2416
---------------------------- ---------------------------------------------------- ---------------
                             DA Davidson & Co., Inc. FBO                                   5.92%
                             Arthur Zaltzman
                             P.O. Box 5015 Great Falls, NY 59403-5015
---------------------------- ---------------------------------------------------- ---------------
Delaware Conservative
Allocation Portfolio
Class R
---------------------------- ---------------------------------------------------- ---------------
Delaware Conservative        Delaware Management Business Tr-DIA                          98.26%
Allocation Portfolio         2005 Market St, Fl 9
Institutional Class          Philadelphia, PA  19103
---------------------------- ---------------------------------------------------- ---------------